THE NEW ECONOMY FUND

                                     Part B
                      Statement of Additional Information

                              February 1, 2004
                       (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current prospectus of The New Economy Fund (the "fund or "NEF") dated February 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                              The New Economy Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       38
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       45
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       49
Financial Statements




                         The New Economy Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT STRATEGIES
..    Generally, the fund invests primarily in securities of companies that derive their revenues primarily from operations in the services and information areas of the global economy. These could include, for example, companies involved in the areas of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation.
..    The fund may invest up to 25% of its assets in companies outside the services and information area.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in nonconvertible securities rated Baa or below by Moody's Investors Service, Inc. ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 40% of its assets in securities of issuers domiciled outside the United States and not included in the S&P 500 Index, including securities denominated in currencies other than the U.S. dollar.


                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have


                         The New Economy Fund - Page 2
limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an


                         The New Economy Fund - Page 3
increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


DEBT SECURITIES - Although the fund will primarily invest in equity securities, it may invest in debt securities as well. Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the


                         The New Economy Fund - Page 4
issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 38% and 37%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                         The New Economy Fund - Page 5

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Invest in securities of another issuer (other than the U.S. or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business provided, however, that entering into a forward currency contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% or its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Enter into any repurchase agreement if, as a result, more than 10% of the fund's total assets would be subject to repurchase agreements maturing in more than seven days (see above);


                         The New Economy Fund - Page 6

10. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; or

11.  Invest in puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental investment policies may be changed without shareholder approval:


1. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.


2. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                         The New Economy Fund - Page 7

                             MANAGEMENT OF THE FUND

 BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS              TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Trustee       2000        Chairman of the Board,                    2            Ducommun Incorporated
 Age: 57                                           President and CEO, Ducommun
                                                   Incorporated (aerospace
                                                   components manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1993        Corporate director and author;           14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1983        Private investor; former                 19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                           Group (non-utility holding                             Southwest Water Company;
                                                   company, subsidiary of                                 Valero L.P.
                                                   Southern California Edison
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Trustee       2000        Founder and Managing Director,            2            None
 Age: 50                                           Skyline Ventures (health-care
                                                   focused venture capital firm);
                                                   former Managing Director -
                                                   Alternative Asset Management
                                                   Group, Chancellor Capital
                                                   Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Trustee       1995        Co-Founder, VentureThink LLC              6            None
 Age: 56                                           (developed and managed
                                                   e-commerce businesses) and
                                                   Versura Inc. (education loan
                                                   exchange); former Treasurer,
                                                   The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Trustee       1987        President, American Public                6            Irwin Financial
 Age: 61                                           Media Group                                            Corporation;
                                                                                                          St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Trustee       1983        Managing Director, Partisan               3            Novoste Corporation
 Age: 69                                           Management Group, Inc.
                                                   (medical device focused
                                                   venture capital firm); former
                                                   Chairman of the Board, Novoste
                                                   Corporation; former President
                                                   and Director, Corvita
                                                   Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Trustee       1984        Private investor; corporate               6            Crompton Corporation;
 Age: 69                                           director; lecturer, Department                         First Energy Corporation;
                                                   of Molecular Biology,                                  National Life Holding Co.
                                                   Princeton University
-----------------------------------------------------------------------------------------------------------------------------------




                         The New Economy Fund - Page 8

 [This page is intentionally left blank for this filing.]

                         The New Economy Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman of        1999        Senior Vice President and                 2            None
 Age: 57              the Board                      Director, Capital Research and
                      and Trustee                    Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*; Director, Capital
                                                     Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour    President,         1991        Executive Vice President and              1            None
 Age: 43              and Trustee                    Director, Capital Research and
                                                     Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Claudia P.              Senior Vice President          1996          Senior Vice President, Capital Research and Management
 Huntington                                                           Company
 Age: 51
---------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Vice President              1984          Vice President - Fund Business Management Group, Capital
 Age: 47                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Alwyn W. Heong             Vice President              2000          Senior Vice President, Capital Research Company*
 Age: 43
---------------------------------------------------------------------------------------------------------------------------------
 Ulrich A. Volk             Vice President              1998          Vice President, Capital Research Company*
 Age: 42
---------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton                Secretary                1991          Vice President - Fund Business Management Group, Capital
 Age: 43                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett            Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 37                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson        Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                         The New Economy Fund - Page 10

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         The New Economy Fund - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. Freund               Over $100,000/2/           Over $100,000/2/
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Timothy D. Armour             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Share ownership as of January 15, 2004.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION - No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $14,000 to Trustees who are not affiliated with the investment adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                         The New Economy Fund - Page 12

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                                                                 (INCLUDING
                                                                             AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                             (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                            DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                   NAME                                           FROM THE FUND             CAPITAL RESEARCH AND
-------------------------------------------------------------------------------------------------------          MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                       -----------------------------
 Joseph C. Berenato/3/                                                               $21,500                     $ 45,000
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                22,000                      104,610
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                             21,500                      242,035
------------------------------------------------------------------------------------------------------------------------------------
 John G. Freund/3/                                                                    19,500                       41,000
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                  21,500                      170,540
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                                  19,500                      124,000
------------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon                                                                     19,500                       51,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                 20,000                      162,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended November 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Joseph C. Berenato ($74,993), H. Frederick Christie ($123,569), John G. Freund ($61,291), Leonade
  D. Jones ($135,020), William H. Kling ($143,230) and Patricia K. Woolf ($37,273). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of January 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES - The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                         The New Economy Fund - Page 13

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES - The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade
D. Jones, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


                         The New Economy Fund - Page 14

The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Committee on Governance meeting was held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on January 1, 2004:




                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                                   Class A    10.73%
 201 Progress Pkwy.                                      Class B     5.45
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For the Sole Benefit of Its Customers            Class C     5.32
 4800 Deer Lake Dr. E., Fl. 2
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                           Class C     8.94
 333 W. 34th St.
 New York, NY  10001-2402
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-F     5.64
 Malcolm B. Hollensteiner Owner
 DC
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-F     5.64
 Malcolm B. Hollensteiner Owner
 DC
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-F     6.93
 Jean-Marc Tuleu Owner
 LA
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-F     6.93
 Jean-Marc Tuleu Owner
 LA
----------------------------------------------------------------------------



INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135


                         The New Economy Fund - Page 15

South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


At its June 2003 meeting, the Committee discussed several additional topics with representatives from the investment adviser, including: the investment adviser's financial condition and the investment adviser's fiscal year financial results compared to a group of publicly held mutual fund managers; recent regulatory developments relating to rule 12b-1; soft dollar and other brokerage-related practices; and whether current market pressures on distribution costs would impact the business model of American Funds Distributors, Inc., the fund's principal underwriter.


The Committee also met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the investment adviser. The Committee requested additional information relating to the evaluation and compensation of portfolio counselors and analysts; expense control incentives for the Principal Underwriter and Transfer Agent; and the role of the investment adviser in proxy voting and interactions with the management of portfolio companies in which the fund holds a substantial position.


Based on their review, the Committee and the Board concluded that the fund's advisory fees and other expenses are fair, both absolutely and in comparison with those of other comparable funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


                         The New Economy Fund - Page 16

The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.580%               $             0            $   500,000,000
------------------------------------------------------------------------------
         0.480                    500,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.440                  1,000,000,000              1,500,000,000
------------------------------------------------------------------------------
         0.410                  1,500,000,000              2,500,000,000
------------------------------------------------------------------------------
         0.390                  2,500,000,000              4,000,000,000
------------------------------------------------------------------------------
         0.380                  4,000,000,000              6,500,000,000
------------------------------------------------------------------------------
         0.370                  6,500,000,000             10,500,000,000
------------------------------------------------------------------------------
         0.365                 10,500,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.360                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.355                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.350                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.345                 27,000,000,000
------------------------------------------------------------------------------


If net assets fall below $3 billion, the Agreement provides for lower fees calculated at the annual rates of 0.60% on the first $300 million of the fund's net assets, 0.48% on assets over $300 million to $750 million, 0.45% on assets over $750 million to $1.25 billion, and 0.42% on assets over $1.25 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a


                         The New Economy Fund - Page 17
date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended November 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $25,076,000, $28,526,000 and $37,809,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


                         The New Economy Fund - Page 18

During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                                $72,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 50,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               23,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                5,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                                8,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                1,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                  218
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                         The New Economy Fund - Page 19

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $1,490,000          $ 7,068,000
                                                  2002             1,882,000            9,188,000
                                                  2001             3,301,000           15,929,000
                 CLASS B                          2003               165,000            1,015,000
                                                  2002               267,000            1,181,000
                                                  2001               513,000            2,249,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                46,000              229,000
                                                  2002                35,000              162,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                13,000               80,000
                                                  2002                 7,000               55,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of


                         The New Economy Fund - Page 20
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $13,838,000                 $2,993,000
------------------------------------------------------------------------------
        CLASS B                   1,131,000                    156,000
------------------------------------------------------------------------------
        CLASS C                     327,000                     80,000
------------------------------------------------------------------------------
        CLASS F                      60,000                     21,000
------------------------------------------------------------------------------
      CLASS 529-A                    12,000                      6,000
------------------------------------------------------------------------------
      CLASS 529-B                    23,000                      4,000
------------------------------------------------------------------------------
      CLASS 529-C                    32,000                      7,000
------------------------------------------------------------------------------
      CLASS 529-E                     3,000                      1,000
------------------------------------------------------------------------------
      CLASS 529-F                       303                        124
------------------------------------------------------------------------------




                         The New Economy Fund - Page 21

OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.





                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax


                         The New Economy Fund - Page 22
liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have


                         The New Economy Fund - Page 23
     resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


                         The New Economy Fund - Page 24

     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


                         The New Economy Fund - Page 25

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                         The New Economy Fund - Page 26

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                         The New Economy Fund - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                         The New Economy Fund - Page 28

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                         The New Economy Fund - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     .investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     .investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                         The New Economy Fund - Page 30

     .Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales Charge Reductions and Waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                         The New Economy Fund - Page 31

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of


                         The New Economy Fund - Page 32
reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C


                         The New Economy Fund - Page 33
shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organi-


                         The New Economy Fund - Page 34
     zations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


                         The New Economy Fund - Page 35

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.


                         The New Economy Fund - Page 36

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits


                         The New Economy Fund - Page 37
the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous


                         The New Economy Fund - Page 38
day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund


                         The New Economy Fund - Page 39
portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
          or


                         The New Economy Fund - Page 40

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     --Checks must be made payable to the registered shareholder(s).

     --Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges using an account application.

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day


                         The New Economy Fund - Page 41
following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the


                         The New Economy Fund - Page 42
same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to


                         The New Economy Fund - Page 43
four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if


                         The New Economy Fund - Page 44
at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Declaration of Trust permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Trustees, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.




Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $9,427,000, $11,604,000 and $11,309,000, respectively. In recent years, a decrease in trading volume has resulted in lower dealer concessions and broker commissions.


The fund is required to disclose information regarding investments in the securities of its "regular" investment dealers (or parent companies of its regular investment dealers) that derive more than 15% of their revenue from investment dealer, underwriter or investment adviser activities. A regular investment dealer is: (1) one of the 10 investment dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the 10 investment dealers that sold the


                         The New Economy Fund - Page 45
largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of Deutsche Bank A.G. in the amount of $26,486,000 and J.P. Morgan Chase & Co. in the amount of $60,112,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA
 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $9,984,000 for Class A shares and $232,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on November 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


                         The New Economy Fund - Page 46

CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


                         The New Economy Fund - Page 47

The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - NOVEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.11
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.21



                         The New Economy Fund - Page 48

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                         The New Economy Fund - Page 49

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                         The New Economy Fund - Page 50

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                         The New Economy Fund - Page 51
INVESTMENT PORTFOLIO  November 30, 2003

[begin pie chart]
                                                            PERCENT
                                                             OF NET
INDUSTRY DIVERSIFICATION (percent of net assets)             ASSETS

Semiconductors & semiconductor equipment                     11.72 %
Media                                                        10.32
Commercial banks                                              5.38
Insurance                                                     5.16
Internet & catalog retail                                     4.75
All other industries                                         55.97
Cash & equivalents                                            6.70
[end pie chart]



                                                            PERCENT
                                                             OF NET
LARGEST EQUITY HOLDINGS                                      ASSETS

InterActiveCorp                                               4.01 %
Time Warner                                                   3.96
American International Group                                  2.71
Applied Materials                                             2.42
Taiwan Semiconductor Manufacturing                            2.25
Carnival                                                      2.00
Yahoo!                                                        1.77
Target                                                        1.57
Wells Fargo                                                   1.55
Kohl's                                                        1.55



                                                                                                    SHARES OR       MARKET
                                                                                                    PRINCIPAL        VALUE
EQUITY SECURITIES (common and preferred stocks and convertible debentures)  -  93.30%                 AMOUNT         (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  11.72%
Applied Materials, Inc.  (1)                                                                        7,000,000  $  170,100
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                           84,867,042     158,037
Broadcom Corp., Class A  (1)                                                                        2,600,000      94,718
Texas Instruments Inc.                                                                              2,813,100      83,718
Altera Corp.  (1)                                                                                   1,800,000      45,594
Agere Systems Inc. 6.50% convertible notes 2009                                                 $  30,000,000      44,625
Maxim Integrated Products, Inc.                                                                       800,000      41,664
Microchip Technology Inc.                                                                           1,200,000      41,280
KLA-Tencor Corp.  (1)                                                                                 500,000      29,305
Linear Technology Corp.                                                                               600,000      25,884
Novellus Systems, Inc.  (1)                                                                           560,000      24,506
Xilinx, Inc.  (1)                                                                                     600,000      22,554
Rohm Co., Ltd. (Japan)                                                                                107,000      12,518
ASML Holding NV (Netherlands) (1)                                                                     650,000      12,276
Samsung Electronics Co., Ltd. (South Korea)                                                            20,000       7,737
Tokyo Electron Ltd. (Japan)                                                                           100,000       7,078
Nikon Corp. (Japan) (1)                                                                                83,000       1,036
Velio Communications, Inc., Series E, convertible preferred  (1)  (2) (3)                             219,780         758
Velio Communications, Inc., Series D, convertible preferred  (1)  (2) (3)                           1,258,242          88


MEDIA  -  10.32%
Time Warner Inc. (formerly AOL Time Warner Inc.) (1)                                               17,095,000     278,307
News Corp. Ltd., preferred (ADR) (Australia)                                                        1,480,000      41,973
News Corp. Ltd., preferred                                                                          5,204,820      36,693
Comcast Corp., Class A, special nonvoting stock  (1)                                                2,272,900      68,528
Liberty Media Corp., Class A  (1)                                                                   5,960,000      65,858
Fox Entertainment Group, Inc., Class A  (1)                                                         2,000,000      57,100
Interpublic Group of Companies, Inc.  (1)                                                           3,200,000      45,600
Reader's Digest Assn., Inc., Class A                                                                2,000,000      28,600
Gemstar-TV Guide International, Inc. (1)                                                            5,400,000      24,300
UnitedGlobalCom, Inc., Class A  (1)                                                                 2,450,000      17,689
VNU NV (Netherlands)                                                                                  551,200      17,168
UGC Europe, Inc.  (1)                                                                                 200,000      14,713
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                345,000      14,093
Viacom Inc., Class B, nonvoting                                                                       300,000      11,796
SET Satellite (Singapore) Pte. Ltd. (India) (1)  (2) (3)                                              775,461       2,117
SET India Ltd. (India) (1)  (2) (3)                                                                    31,400       1,096
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1)  (2) (3)                                        1,775,000           0


COMMERCIAL BANKS  -  5.38%
Wells Fargo & Co.                                                                                   1,900,000     108,927
Societe Generale (France)                                                                             881,000      70,527
City National Corp.                                                                                   799,800      50,595
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)         2,076,000,000      33,581
ABN AMRO Holding NV (Netherlands)                                                                   1,333,238      29,335
Pusan Bank (South Korea)                                                                            5,160,000      28,333
HSBC Holdings PLC (United Kingdom)                                                                  1,044,990      15,844
HSBC Holdings PLC                                                                                     588,945       9,024
Svenska Handelsbanken Group, Class A (Sweden)                                                         815,000      15,059
Bank of the Philippine Islands (Philippines)                                                       13,860,000      10,719
Southwest Bancorporation of Texas, Inc.                                                               170,000       6,499


INSURANCE  -  5.16%
American International Group, Inc.                                                                  3,283,985     190,307
XL Capital Ltd., Class A                                                                              850,000      63,920
Manulife Financial Corp. (Canada)                                                                   1,800,000      57,222
PartnerRe Holdings Ltd. (polynational)                                                                540,000      30,089
21st Century Insurance Group                                                                        1,500,000      21,000


INTERNET & CATALOG RETAIL  -  4.75%
InterActiveCorp (formerly USA Interactive) (1)                                                      8,575,000     281,689
eBay Inc.  (1)                                                                                        930,000      51,940


WIRELESS TELECOMMUNICATION SERVICES  -  4.29%
AT&T Wireless Services, Inc.  (1)                                                                  11,650,000      87,375
Vodafone Group PLC (United Kingdom)                                                                21,400,000      49,167
China Unicom Ltd. (China)                                                                          46,226,900      44,939
KDDI Corp. (Japan)                                                                                      8,474      44,189
Maxis Communications Bhd. (Malaysia)                                                               16,916,100      31,829
Sprint Corp. - PCS Group, Series 1  (1)                                                             6,262,900      28,747
Western Wireless Corp., Class A  (1)                                                                  800,000      14,936


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.06%
Royal KPN NV (Netherlands) (1)                                                                     13,708,900     107,444
Telefonica, SA (Spain) (1)                                                                          3,987,154      51,605
Deutsche Telekom AG (Germany) (1)                                                                   2,650,500      43,993
AT&T Corp.                                                                                          1,347,600      26,723
CenturyTel, Inc.                                                                                      725,000      23,707
Portugal Telecom, SGPS, SA (Portugal)                                                               1,625,743      15,294
BCE Inc. (Canada)                                                                                     643,142      14,319
Telecom Italia SpA, nonvoting (Italy) (1)                                                           1,098,100       2,099
NTL Inc., Series A, warrants, expire 2011  (1)                                                         52,050         392


MULTILINE RETAIL  -  3.72%
Target Corp.                                                                                        2,850,000     110,352
Kohl's Corp.  (1)                                                                                   2,250,000     108,720
Dollar General Corp.                                                                                2,000,000      42,240


IT SERVICES  -  3.70%
Ceridian Corp.  (1)                                                                                 2,722,800      57,805
Paychex, Inc.                                                                                       1,425,000      54,820
First Data Corp.                                                                                    1,220,000      46,177
Concord EFS, Inc.  (1)                                                                              2,600,000      29,874
Electronic Data Systems Corp.                                                                         970,000      20,971
Sabre Holdings Corp., Class A                                                                         800,000      16,680
OBIC Co., Ltd. (Japan)                                                                                 60,000      12,384
Automatic Data Processing, Inc.                                                                       320,000      12,234
Teleca AB, Class B (Sweden)                                                                         1,736,734       8,948


COMMERCIAL SERVICES & SUPPLIES  -  3.56%
Allied Waste Industries, Inc.  (1)                                                                  6,200,000      77,190
Robert Half International Inc.  (1)                                                                 2,410,000      53,647
ServiceMaster Co.                                                                                   2,900,000      32,480
Arbitron Inc.  (1)                                                                                    670,520      28,631
ChoicePoint Inc.  (1)                                                                                 640,000      24,480
Monster Worldwide Inc.  (1)                                                                           900,000      21,654
Securitas AB, Class B (Sweden)                                                                        815,000       9,931
United Rentals, Inc.  (1)                                                                             130,000       2,408


HEALTH CARE PROVIDERS & SERVICES  -  3.55%
Express Scripts, Inc.  (1)                                                                          1,560,000     100,979
Service Corp. International  (1)                                                                    9,500,000      47,025
HCA Inc.                                                                                            1,050,000      44,005
Aetna Inc.                                                                                            525,000      33,799
Caremark Rx, Inc.  (1)                                                                                900,000      24,030


COMMUNICATIONS EQUIPMENT  -  3.54%
Cisco Systems, Inc.  (1)                                                                            4,629,200     104,898
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                              $  55,000,000      59,538
CIENA Corp.  (1)                                                                                    6,000,000      42,480
Corning Inc.  (1)                                                                                   2,100,000      24,066
QUALCOMM Inc.                                                                                         405,000      18,043


SPECIALTY RETAIL  -  3.29%
Lowe's Companies, Inc.                                                                              1,600,000      93,280
Gap, Inc.                                                                                           3,200,000      68,800
Office Depot, Inc.  (1)                                                                             2,100,000      33,285
Dixons Group PLC (United Kingdom)                                                                   8,500,200      19,968
FAST RETAILING CO., LTD. (Japan)                                                                      265,700      15,675


INTERNET SOFTWARE & SERVICES  -  3.00%
Yahoo! Inc.  (1)                                                                                    2,900,000     124,642
Yahoo Japan Corp. (Japan) (1)                                                                           4,665      61,348
DoubleClick Inc.  (1)                                                                               1,650,000      15,758
Homestore, Inc.  (1)                                                                                2,200,000       7,722
ProAct Technologies Corp., Series C, convertible preferred  (1)  (2) (3)                            3,500,000       1,435


SOFTWARE  -  2.69%
Microsoft Corp.                                                                                     2,650,000      68,105
Novell, Inc.  (1)                                                                                   7,000,000      66,500
SAP AG (Germany)                                                                                      300,000      46,090
Oracle Corp.  (1)                                                                                     720,000       8,647
MMC AS (Norway) (1)  (2) (3)                                                                        2,500,000           4


HOTELS, RESTAURANTS & LEISURE  -  2.49%
Carnival Corp., units                                                                               4,000,000     140,760
KangwonLand Inc. (South Korea)                                                                      1,860,000      21,354
Rank Group PLC (United Kingdom)                                                                     2,500,000      12,477
Hilton Group PLC (United Kingdom)                                                                      73,800         269


FOOD & STAPLES RETAILING  -  1.96%
Walgreen Co.                                                                                        1,350,000      49,694
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                    13,400,000      38,274
Wal-Mart de Mexico, SA de CV, Series C                                                                130,666         350
Costco Wholesale Corp.  (1)                                                                         1,000,000      35,820
Koninklijke Ahold NV (Netherlands)                                                                  1,690,000      12,192
Koninklijke Ahold NV, rights, expire 2003                                                           1,690,000       1,580


CAPITAL MARKETS  -  1.81%
J.P. Morgan Chase & Co.                                                                             1,700,000      60,112
Deutsche Bank AG (Germany)                                                                            380,000      26,486
Bank of New York Co., Inc.                                                                            750,000      23,010
Investment Technology Group, Inc.  (1)                                                              1,000,000      17,700


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.56%
Sanmina-SCI Corp.  (1)                                                                              3,210,000      39,130
Symbol Technologies, Inc.                                                                           2,500,000      34,875
Micronic Laser Systems AB (Sweden) (1)                                                              1,555,000      15,447
Jabil Circuit, Inc.  (1)                                                                              537,000      14,773
Flextronics International Ltd. (Singapore) (1)                                                        348,500       5,586


COMPUTERS & PERIPHERALS  -  1.45%
EMC Corp.  (1)                                                                                      2,500,000      34,350
International Business Machines Corp.                                                                 265,000      23,993
Quanta Computer Inc. (Taiwan)                                                                       5,366,820      12,669
Quanta Computer Inc. (GDR) (1)  (2)                                                                   929,000      10,869
Anoto Group AB (Sweden) (1)                                                                         4,934,193      10,849
Fujitsu Ltd. (Japan) (1)                                                                            1,700,000       9,362
Novatel Wireless, Inc., Series C, warrants, expire 2004  (1)  (2) (3)                                 119,904          15


THRIFTS & MORTGAGE FINANCE  -  1.42%
Freddie Mac                                                                                         1,830,000      99,589


AIRLINES  -  1.38%
Southwest Airlines Co.                                                                              4,180,000      75,156
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                              250,000      11,710
Qantas Airways Ltd. (Australia)                                                                     4,043,800       9,747


CONSUMER FINANCE  -  1.02%
Capital One Financial Corp.                                                                         1,201,200      71,736


CHEMICALS  -  0.77%
Nitto Denko Corp. (Japan)                                                                           1,077,000      54,391


ENERGY EQUIPMENT & SERVICES  -  0.62%
Schlumberger Ltd.                                                                                     925,000      43,401


MULTI-UTILITIES & UNREGULATED POWER  -  0.53%
El Paso Corp.                                                                                       3,840,900      27,270
Williams Companies, Inc.                                                                            1,057,000       9,915


OTHER  -  0.89%
ING Groep NV (Netherlands)                                                                            848,965      18,181
Fisher Scientific International Inc.  (1)                                                             425,000      17,115
Scottish Power PLC (United Kingdom)                                                                 1,500,000       9,280
Yamato Transport Co., Ltd. (Japan)                                                                    780,000       9,189
LG Electronics Inc. (South Korea)                                                                     170,000       8,415
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                     224,000         459


MISCELLANEOUS  -  4.67%
Other equity securities in initial period of acquisition                                                          328,063


TOTAL EQUITY SECURITIES (cost: $6,206,228,000)                                                                  6,557,836



                                                                                                    PRINCIPAL       MARKET
                                                                                                     AMOUNT          VALUE
SHORT-TERM SECURITIES  -  6.80%                                                                       (000)          (000)

CORPORATE SHORT-TERM NOTES  -  5.86%
CAFCO, LLC 1.05%-1.09% due 12/1/2003-1/23/2004 (2)                                                $    37,200   $  37,169
Ciesco LP due 1.03%-1.08% 12/18/2003-1/6/2004                                                          14,800      14,790
Receivables Capital Corp. 1.04%-1.09% due 12/11/2003-1/7/2004 (2)                                      39,000      38,976
Triple-A One Funding Corp. 1.05% due 12/5/2003 (2)                                                     37,500      37,494
Wal-Mart Stores Inc. 1.00% due 12/9/2003 (2)                                                           36,500      36,491
Edison Asset Securitization LLC 1.08% due 1/8-1/9/2004 (2)                                             30,000      29,964
Coca-Cola Co. 1.00%-1.03% due 12/22/2003-1/5/2004                                                      28,400      28,374
FCAR Owner Trust I 1.06% due 12/10/2003                                                                25,000      24,993
New Center Asset Trust 1.06% due 12/16/2003                                                            25,000      24,988
E.I. DuPont de Nemours & Co. 1.03% due 12/30/2003                                                      25,000      24,978
Pfizer Inc 1.03% due 1/12-1/16/2004 (2)                                                                25,000      24,968
Netjets Inc. 1.06% due 2/2/2004 (2)                                                                    23,100      23,054
Wells Fargo & Co. 1.04% due 12/5/2003                                                                  22,800      22,797
Procter & Gamble Co. 1.00% due 12/3/2003 (2)                                                           16,000      15,999
Merck & Co. Inc. 1.02% due 1/15/2004                                                                   15,000      14,979
Target Corp. 1.00% due 12/9/2003                                                                       12,000      11,997


FEDERAL AGENCY DISCOUNT NOTES  -  0.56%
Federal Farm Credit Banks 1.00% due 12/8/2003                                                          29,200      29,193
Student Loan Marketing Assn. 0.97% due 12/1/2003                                                       10,000      10,000


U.S. TREASURIES  -  0.38%
U.S. Treasury Bills 0.915%-0.925% due 2/19/2004                                                        26,500      26,448




TOTAL SHORT-TERM SECURITIES (cost: $477,654,000)                                                                  477,652


TOTAL INVESTMENT SECURITIES (cost: $6,683,882,000)                                                              7,035,488

New Taiwanese Dollar (cost: $2,374,000)                                                             NT$79,482       2,331

OTHER ASSETS LESS LIABILITIES                                                                                      (8,794)

NET ASSETS                                                                                                     $7,029,025


(1)  Security did not produce income during the last 12 months.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' Report.

See Notes to Financial Statements




EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MAY 31, 2003

ASML Holding                               KangwonLand
Broadcom                                   LG Electronics
Caremark Rx                                Nikon
ChoicePoint                                Pusan Bank
City National                              QUALCOMM
Corning                                    Rank Group
Costco Wholesale                           Reader's Digest Assn.
Deutsche Bank                              Societe Generale
First Data                                 Southwest Bancorporation of Texas
Fujitsu                                    Symbol Technologies
Gemstar-TV Guide International             Telecom Italia
HCA                                        UGC Europe
Hilton Group                               VNU
Hong Kong Exchanges and Clearing           Yamato Transport


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MAY 31, 2003

Adelphia Communications                    Hon Hai Precision Industry
Allianz                                    KirchPayTV
Allstate                                   Manila Electric
Apollo Group                               Mercury General
Barnes & Noble                             mm02
Berkshire Hathaway                         Nippon Television Network
Bouygues                                   NTT DoCoMo
Cardinal Health                            Providian Financial
Clear Channel Communications               Swisscom
Dialog Semiconductor                       Telewest Communications
Electrocomponents                          Titan
First American



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2003

                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $6,683,882)                  $7,035,488
 Cash denominated in non-U.S. currencies (cost: $2,374)                   2,331
 Cash                                                                       643
 Receivables for:
  Sales of investments                                   $10,574
  Sales of fund's shares                                   7,236
  Dividends and interest                                   5,022         22,832
                                                                      7,061,294
LIABILITIES:
 Payables for:
  Purchases of investments                                21,057
  Repurchases of fund's shares                             3,962
  Investment advisory services                             2,352
  Services provided by affiliates                          4,147
  Deferred Trustees' compensation                            568
  Other fees and expenses                                    183         32,269
NET ASSETS AT NOVEMBER 30, 2003                                      $7,029,025

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $8,032,751
 Undistributed net investment income                                      2,591
 Accumulated net realized loss                                       (1,357,953)
 Net unrealized appreciation                                            351,636
NET ASSETS AT NOVEMBER 30, 2003                                      $7,029,025



Shares of beneficial interest issued and outstanding - unlimited shares authorized

                           NET          SHARES             NET ASSET
                         ASSETS       OUTSTANDING       VALUE PER SHARE (1)

Class A               $6,671,413         368,307             $18.11
Class B                  143,937           8,190              17.57
Class C                   50,577           2,886              17.52
Class F                   39,905           2,208              18.07
Class 529-A               20,182           1,114              18.11
Class 529-B                3,865             217              17.82
Class 529-C                5,353             300              17.83
Class 529-E                1,076              60              18.01
Class 529-F                  228              13              18.09
Class R-1                    809              45              17.92
Class R-2                 20,893           1,166              17.92
Class R-3                 16,892             937              18.03
Class R-4                 10,229             565              18.12
Class R-5                 43,666           2,398              18.21



(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.21 for each.


See Notes to Financial Statements


STATEMENT OF OPERATIONS  for the year ended November 30, 2003


INVESTMENT INCOME:
 Income:                                                 (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $2,766)                                $49,659
  Interest                                                  9,023       $58,682

 Fees and expenses:
  Investment advisory services                             25,076
  Distribution services                                    15,575
  Transfer agent services                                  10,216
  Administrative services                                     386
  Reports to shareholders                                     396
  Registration statement and prospectus                       272
  Postage, stationery and supplies                          1,209
  Trustees' compensation                                      290
  Auditing and legal                                          109
  Custodian                                                   825
  State and local taxes                                        99
  Other                                                        77
  Total expenses before reimbursement                      54,530
   Reimbursement of expenses                                   92        54,438
 Net investment income                                                    4,244

NET REALIZED LOSS AND UNREALIZED APPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:

 Net realized loss on:
  Investments                                            (366,873)
  Non-U.S. currency transactions                           (1,257)     (368,130)
 Net unrealized appreciation (depreciation) on:
  Investments                                           1,565,200
  Non-U.S. currency translations                               (3)    1,565,197
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                              1,197,067
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                     $1,201,311


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                        Year ended November 30
                                                                                       2003                 2002
OPERATIONS:
 Net investment income (loss)                                                         $4,244              ($1,343)
 Net realized loss on investments and non-U.S. currency transactions                (368,130)            (735,557)
 Net unrealized appreciation (depreciation) on investments and
   non-U.S. currency translations                                                  1,565,197             (669,615)
  Net increase (decrease) in net assets resulting from operations                  1,201,311           (1,406,515)

CAPITAL SHARE TRANSACTIONS                                                          (251,032)            (733,760)

Total increase (decrease) in net assets                                              950,279           (2,140,275)

NET ASSETS:
 Beginning of year                                                                 6,078,746            8,219,021
 End of year (including undistributed (accumulated)
 net investment income (loss): $2,591 and $(396), respectively)                   $7,029,025           $6,078,746


See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------------
                              INITIAL             CONTINGENT DEFERRED SALES
 SHARE CLASS                SALES CHARGE            CHARGE UPON REDEMPTION       CONVERSION FEATURE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes A and 529-A        Up to 5.75%         None (except 1% for certain      None
                                                redemptions within one year
                                                of purchase without an initial
                                                sales charge)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes B and 529-B        None                Declines from 5% to zero         Classes B and 529-B convert
                                                for redemptions within six       convert to classes A and 529-A,
                                                six years of purchase            respectively, after eight years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class C                    None                1% for redemptions within        Class C converts to Class F
                                                one year of purchase             after 10 years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class 529-C                None                1% for redemptions within        None
                                                one year of purchase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class 529-E                None                None                             None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes F and 529-F        None                None                             None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,      None                None                             None
      R-4 and R-5
------------------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.   NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended November 30, 2003, there were no non-U.S. taxes paid on realized gains. As of November 30, 2003, there were no non-U.S. taxes provided on unrealized gains.

3.   FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of November 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $6,686,972,000.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)

Undistributed net investment income and currency gains             $    3,226
Loss deferrals related to non-U.S. currency that were
  realized during the period November 1, 2003 through
  November 30, 2003                                                       (66)
Short-term and long-term capital loss deferrals                    (1,357,237)
Gross unrealized appreciation on investment securities              1,312,762
Gross unrealized depreciation on investment securities               (961,915)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $187,487,000, $769,921,000 and $399,829,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the year ended November 30, 2003, the investment advisory services fee was $25,076,000, which was equivalent to an annualized rate of 0.417% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     ---------------------------------------------------------------------------
     SHARE CLASS                      CURRENTLY APPROVED LIMITS    PLAN LIMITS
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class A                                   0.25%                 0.25%
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class 529-A                                0.25                  0.50
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes B and 529-B                        1.00                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes C, 529-C and R-1                   1.00                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class R-2                                  0.75                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes 529-E and R-3                      0.50                  0.75
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes F, 529-F and R-4                   0.25                  0.50
     ----------------------------------------------------------- ---------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of November 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended November 30, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
                                                                            ADMINISTRATIVE SERVICES

                                                           ------------------------------------------------------------
                                                                                                     COMMONWEALTH OF
                                                                 CRMC                                    VIRGINIA
                          DISTRIBUTION     TRANSFER AGENT   ADMINISTRATIVE     TRANSFER AGENT         ADMINISTRATIVE
           SHARE CLASS      SERVICES          SERVICES         SERVICES          SERVICES               SERVICES
         --------------------------------------------------------------------------------------------------------------
             Class A         $13,838          $9,984         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           1,131             232         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C             327         Included             $49                 $23            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F             60          Included              36                  14            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A           12          Included              19                   4                  $12
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B           23          Included               3                   2                    2
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C           32          Included               5                   3                    3
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E            3          Included               1                   -*                   1
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F            -*         Included               -*                  -*                   -*
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1             6          Included               1                   2            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2            80          Included              16                 106            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3            46          Included              14                  25            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4            17          Included              10                   1            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5      Not applicable    Included              33                   1            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $15,575          $10,216            $187                $181                  $18
         ----------------==============================================================================================
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $165,000 in current fees (either paid in cash or deferred) and a net increase of $125,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

[begin table]
                                                               REINVESTMENTS
                                                                OF DIVIDENDS
                                            SALES(1)         AND DISTRIBUTIONS
Share Class                            Amount   Shares       Amount     Shares

YEAR ENDED NOVEMBER 30, 2003
Class A                                $654,297  42,661        -           -
Class B                                  32,595   2,140        -           -
Class C                                  33,567   2,203        -           -
Class F                                  36,523   2,317        -           -
Class 529-A                               9,660     612        -           -
Class 529-B                               2,084     135        -           -
Class 529-C                               2,758     178        -           -
Class 529-E                                 701      46        -           -
Class 529-F                                 189      13        -           -
Class R-1                                   794      53        -           -
Class R-2                                18,627   1,229        -           -
Class R-3                                17,193   1,117        -           -
Class R-4                                 6,554     436        -           -
Class R-5                                 8,958     554        -           -
Total net increase
   (decrease)                          $824,500  53,694        -           -

YEAR ENDED NOVEMBER 30, 2002(2)
Class A                                $723,620  44,969        -           -
Class B                                  33,543   2,111        -           -
Class C                                  33,572   2,225        -           -
Class F                                  17,842   1,164        -           -
Class 529-A                               8,708     549        -           -
Class 529-B                               1,388      88        -           -
Class 529-C                               2,115     133        -           -
Class 529-E                                 216      14        -           -
Class 529-F                                   5       1        -           -
Class R-1                                   153      11        -           -
Class R-2                                 3,475     265        -           -
Class R-3                                 2,134     161        -           -
Class R-4                                 4,415     351        -           -
Class R-5                                37,934   2,234        -           -
Total net increase
   (decrease)                          $869,120  54,276        -           -


                                    REPURCHASES(1)       NET (DECREASE) INCREASE
Share class                       Amount      Shares        Amount      Shares

YEAR ENDED NOVEMBER 30, 2003
Class A                      $ (1,011,106)  (68,130)      $ (356,809)   (25,469)
Class B                           (15,910)   (1,088)          16,685      1,052
Class C                           (15,920)   (1,101)          17,647      1,102
Class F                           (17,928)   (1,135)          18,595      1,182
Class 529-A                          (507)      (34)           9,153        578
Class 529-B                           (73)       (4)           2,011        131
Class 529-C                          (101)       (7)           2,657        171
Class 529-E                            (2)       -*              699         46
Class 529-F                            (8)       (1)             181         12
Class R-1                            (320)      (19)             474         34
Class R-2                          (4,155)     (280)          14,472        949
Class R-3                          (4,564)     (293)          12,629        824
Class R-4                          (1,677)     (109)           4,877        327
Class R-5                          (3,261)     (213)           5,697        341
Total net increase
   (decrease)                $ (1,075,532)  (72,414)      $ (251,032)   (18,720)

YEAR ENDED NOVEMBER 30, 2002(2)
Class A                      $ (1,552,847) (100,270)      $ (829,227)   (55,301)
Class B                           (17,829)   (1,199)          15,714        912
Class C                           (18,595)   (1,299)          14,977        926
Class F                            (8,114)     (522)           9,728        642
Class 529-A                          (184)      (13)           8,524        536
Class 529-B                           (33)       (2)           1,355         86
Class 529-C                           (61)       (4)           2,054        129
Class 529-E                             -*        -*             216         14
Class 529-F                             -         -                5          1
Class R-1                               -*        -*             153         11
Class R-2                            (602)      (48)           2,873        217
Class R-3                            (641)      (48)           1,493        113
Class R-4                          (1,330)     (113)           3,085        238
Class R-5                          (2,644)     (177)          35,290      2,057
Total net increase
   (decrease)                $ (1,602,880) (103,695)      $ (733,760)   (49,419)

[end table]

* Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6.   RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of November 30, 2003, the total value of restricted securities was $260,497,000, which represented 3.71% of the net assets of the fund.

7.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,079,004,000 and $2,285,003,000, respectively, during the year ended November 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended November 30, 2003, the custodian fee of $825,000 included $4,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)
                                                                 Income (loss) from investment operations(2)
                                                                                                Net
                                                     Net asset                              gains(losses)
                                                      value,               Net              on securities    Total from
                                                     beginning          investment          (both realized   investment
                                                     of period        income (loss)         and unrealized)  operations
CLASS A:
  Year ended 11/30/2003                              $14.94                $.01                $3.16          $3.17
  Year ended 11/30/2002                               18.01               - (3)               (3.07)         (3.07)
  Year ended 11/30/2001                               24.69                .01                (3.76)         (3.75)
  Year ended 11/30/2000                               29.90                .12                (2.01)         (1.89)
  Year ended 11/30/1999                               23.65                .10                 8.83           8.93
CLASS B:
  Year ended 11/30/2003                               14.61               (.11)                3.07           2.96
  Year ended 11/30/2002                               17.75               (.12)               (3.02)         (3.14)
  Year ended 11/30/2001                               24.56               (.16)               (3.72)         (3.88)
  Period from 3/15/2000 to 11/30/2000                 31.27               (.06)               (6.65)         (6.71)
CLASS C:
  Year ended 11/30/2003                               14.57               (.11)                3.06           2.95
  Year ended 11/30/2002                               17.70               (.12)               (3.01)         (3.13)
  Period from 3/15/2001 to 11/30/2001                 19.75               (.16)               (1.89)         (2.05)
CLASS F:
  Year ended 11/30/2003                               14.91                .01                 3.15           3.16
  Year ended 11/30/2002                               17.98               - (3)               (3.07)         (3.07)
  Period from 3/15/2001 to 11/30/2001                 19.92               (.04)               (1.90)         (1.94)
CLASS 529-A:
  Year ended 11/30/2003                               14.93                .02                 3.16           3.18
  Period from 2/15/2002 to 11/30/2002                 17.14               - (3)               (2.21)         (2.21)
CLASS 529-B:
  Year ended 11/30/2003                               14.83               (.13)                3.12           2.99
  Period from 2/19/2002 to 11/30/2002                 16.76               (.09)               (1.84)         (1.93)
CLASS 529-C:
  Year ended 11/30/2003                               14.84               (.13)                3.12           2.99
  Period from 2/21/2002 to 11/30/2002                 16.55               (.09)               (1.62)         (1.71)
CLASS 529-E:
  Year ended 11/30/2003                               14.91               (.05)                3.15           3.10
  Period from 3/15/2002 to 11/30/2002                 18.26               (.02)               (3.33)         (3.35)
CLASS 529-F:
  Year ended 11/30/2003                               14.94               (.01)                3.16           3.15
  Period from 10/11/2002 to 11/30/2002                12.30               - (3)                2.64           2.64
CLASS R-1:
  Year ended 11/30/2003                               14.90               (.11)                3.13           3.02
  Period from 6/21/2002 to 11/30/2002                 15.45               (.04)                (.51)          (.55)
CLASS R-2:
  Year ended 11/30/2003                               14.88               (.11)                3.15           3.04
  Period from 5/31/2002 to 11/30/2002                 17.02               (.05)               (2.09)         (2.14)
CLASS R-3:
  Year ended 11/30/2003                               14.92               (.05)                3.16           3.11
  Period from 6/25/2002 to 11/30/2002                 15.26               (.02)                (.32)          (.34)
CLASS R-4:
  Year ended 11/30/2003                               14.94                .01                 3.17           3.18
  Period from 7/25/2002 to 11/30/2002                 12.85               (.01)                2.10           2.09
CLASS R-5:
  Year ended 11/30/2003                               14.97                .06                 3.18           3.24
  Period from 5/15/2002 to 11/30/2002                 17.58                .03                (2.64)         (2.61)



                                                  Dividends and distributions
                                           Dividends
                                          (from net     Distributions      Total          Net asset
                                          investment    (from capital   dividends and     value,end      Total
                                            income)        gains)       distributions     of period      return(4)

CLASS A:
  Year ended 11/30/2003                        $-           $-          $      -            $18.11          21.22%
  Year ended 11/30/2002                        -             -                 -             14.94         (17.05)
  Year ended 11/30/2001                        -          (2.93)           (2.93)            18.01         (17.67)
  Year ended 11/30/2000                      (.14)        (3.18)           (3.32)            24.69          (7.43)
  Year ended 11/30/1999                      (.14)        (2.54)           (2.68)            29.90          41.71
CLASS B:
  Year ended 11/30/2003                        -             -                 -             17.57          20.26
  Year ended 11/30/2002                        -             -                 -             14.61         (17.69)
  Year ended 11/30/2001                        -          (2.93)           (2.93)            17.75         (18.36)
  Period from 3/15/2000 to 11/30/2000          -             -                 -             24.56         (21.46)
CLASS C:
  Year ended 11/30/2003                        -             -                 -             17.52          20.25
  Year ended 11/30/2002                        -             -                 -             14.57         (17.68)
  Period from 3/15/2001 to 11/30/2001          -             -                 -             17.70         (10.38)
CLASS F:
  Year ended 11/30/2003                        -             -                 -             18.07          21.19
  Year ended 11/30/2002                        -             -                 -             14.91         (17.08)
  Period from 3/15/2001 to 11/30/2001          -             -                 -             17.98          (9.74)
CLASS 529-A:
  Year ended 11/30/2003                        -             -                 -             18.11          21.30
  Period from 2/15/2002 to 11/30/2002          -             -                 -             14.93         (12.89)
CLASS 529-B:
  Year ended 11/30/2003                        -             -                 -             17.82          20.16
  Period from 2/19/2002 to 11/30/2002          -             -                 -             14.83         (11.52)
CLASS 529-C:
  Year ended 11/30/2003                        -             -                 -             17.83          20.15
  Period from 2/21/2002 to 11/30/2002          -             -                 -             14.84         (10.33)
CLASS 529-E:
  Year ended 11/30/2003                        -             -                 -             18.01          20.79
  Period from 3/15/2002 to 11/30/2002          -             -                 -             14.91         (18.35)
CLASS 529-F:
  Year ended 11/30/2003                        -             -                 -             18.09          21.08
  Period from 10/11/2002 to 11/30/2002         -             -                 -             14.94          21.46
CLASS R-1:
  Year ended 11/30/2003                        -             -                 -             17.92          20.27
  Period from 6/21/2002 to 11/30/2002          -             -                 -             14.90          (3.56)
CLASS R-2:
  Year ended 11/30/2003                        -             -                 -             17.92          20.43
  Period from 5/31/2002 to 11/30/2002          -             -                 -             14.88         (12.57)
CLASS R-3:
  Year ended 11/30/2003                        -             -                 -             18.03          20.84
  Period from 6/25/2002 to 11/30/2002          -             -                 -             14.92          (2.23)
CLASS R-4:
  Year ended 11/30/2003                        -             -                 -             18.12          21.28
  Period from 7/25/2002 to 11/30/2002          -             -                 -             14.94          16.26
CLASS R-5:
  Year ended 11/30/2003                        -             -                 -             18.21          21.64
  Period from 5/15/2002 to 11/30/2002          -             -                 -             14.97         (14.85)


                                                                 Ratio of           Ratio of
                                         Net assets,             expenses           net income (loss)
                                        end of period           to average          to average
                                        (in millions)           net assets          net assets

CLASS A:
  Year ended 11/30/2003                   $6,671                     .89%                .09%
  Year ended 11/30/2002                    5,883                     .89                (.01)
  Year ended 11/30/2001                    8,086                     .82                 .02
  Year ended 11/30/2000                   10,418                     .81                 .42
  Year ended 11/30/1999                    9,522                     .78                 .42
CLASS B:
  Year ended 11/30/2003                      144                    1.68                (.70)
  Year ended 11/30/2002                      104                    1.69                (.79)
  Year ended 11/30/2001                      111                    1.63                (.81)
  Period from 3/15/2000 to 11/30/2000         85                    1.58  (6)           (.29)  (6)
CLASS C:
  Year ended 11/30/2003                       51                    1.69                (.73)
  Year ended 11/30/2002                       26                    1.70                (.77)
  Period from 3/15/2001 to 11/30/2001         15                    1.86  (6)          (1.19)  (6)
CLASS F:
  Year ended 11/30/2003                       40                     .91                 .04
  Year ended 11/30/2002                       15                     .95                (.02)
  Period from 3/15/2001 to 11/30/2001         7                     1.00  (6)           (.34)  (6)
CLASS 529-A:
  Year ended 11/30/2003                       20                     .85                 .11
  Period from 2/15/2002 to 11/30/2002         8                     1.00  (6)            .02   (6)
CLASS 529-B:
  Year ended 11/30/2003                       4                     1.81                (.86)
  Period from 2/19/2002 to 11/30/2002         1                     1.84  (6)           (.82)  (6)
CLASS 529-C:
  Year ended 11/30/2003                       5                     1.80                (.84)
  Period from 2/21/2002 to 11/30/2002         2                     1.80  (6)           (.78)  (6)
CLASS 529-E:
  Year ended 11/30/2003                       1                     1.25                (.30)
  Period from 3/15/2002 to 11/30/2002         -  (5)                1.25  (6)           (.23)  (6)
CLASS 529-F:
  Year ended 11/30/2003                       -  (5)                1.00                (.04)
  Period from 10/11/2002 to 11/30/2002        -  (5)                .14                 (.03)
CLASS R-1:
  Year ended 11/30/2003                       1                    1.66   (7)           (.69)
  Period from 6/21/2002 to 11/30/2002         -  (5)                .73   (7)           (.28)
CLASS R-2:
  Year ended 11/30/2003                       21                   1.62   (7)           (.68)
  Period from 5/31/2002 to 11/30/2002         3                    1.63   (6) (7)       (.78)  (6)
CLASS R-3:
  Year ended 11/30/2003                       17                   1.24   (7)           (.29)
  Period from 6/25/2002 to 11/30/2002         2                     .54   (7)           (.12)
CLASS R-4:
  Year ended 11/30/2003                       10                    .88   (7)            .09
  Period from 7/25/2002 to 11/30/2002         4                     .31   (7)           (.03)
CLASS R-5:
  Year ended 11/30/2003                       44                    .56                  .41
  Period from 5/15/2002 to 11/30/2002         31                    .56   (6)            .44   (6)



                                            Year ended November 30
                                   2003     2002     2001     2000     1999


Portfolio turnover rate for all
classes of shares                  38%       37%      41%      54%      48%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3)  Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.96%, 2.35% and 1.37% for classes R-1, R-2 and R-3, respectively, during the year ended November 30, 2003, and 1.43%, 2.00%, .61% and .33% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended November 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the year ended November 30, 2003.



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of The New Economy Fund:

We have audited the accompanying statement of assets and liabilities of The New Economy Fund (the "Fund"), including the investment portfolio, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The New Economy Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Los Angeles, California
January 8, 2004





TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. No distributions were made by the fund during the last fiscal year.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




                              THE NEW ECONOMY FUND

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              February 1, 2004
                       (as amended March 1, 2004)


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The New Economy Fund (the "fund" or "NEF") dated February 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                              The New Economy Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       35
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Financial Statements




                         The New Economy Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


INVESTMENT STRATEGIES
..    Generally, the fund invests primarily in securities of companies that derive their revenues primarily from operations in the services and information areas of the global economy. These could include, for example, companies involved in the areas of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation.
..    The fund may invest up to 25% of its assets in companies outside the services and information area.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in nonconvertible securities rated Baa or below by Moody's Investors Service, Inc. ("Moody's") and BBB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 40% of its assets in securities of issuers domiciled outside the United States and not included in the S&P 500 Index, including securities denominated in currencies other than the U.S. dollar.


                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have


                         The New Economy Fund - Page 2
limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an


                         The New Economy Fund - Page 3
increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


DEBT SECURITIES - Although the fund will primarily invest in equity securities, it may invest in debt securities as well. Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the


                         The New Economy Fund - Page 4
issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 38% and 37%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.


                         The New Economy Fund - Page 5

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Invest in securities of another issuer (other than the U.S. or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry;

4. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business provided, however, that entering into a forward currency contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% or its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Enter into any repurchase agreement if, as a result, more than 10% of the fund's total assets would be subject to repurchase agreements maturing in more than seven days (see above);


                         The New Economy Fund - Page 6

10. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; or

11.  Invest in puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental investment policies may be changed without shareholder approval:


1. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.


2. The fund may not invest more than 15% of the value of its net assets in illiquid securities.


                         The New Economy Fund - Page 7

                             MANAGEMENT OF THE FUND

 BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS              TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Trustee       2000        Chairman of the Board,                    2            Ducommun Incorporated
 Age: 57                                           President and CEO, Ducommun
                                                   Incorporated (aerospace
                                                   components manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1993        Corporate director and author;           14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1983        Private investor; former                 19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                         IHOP Corporation;
 Age: 70                                           Group (non-utility holding                             Southwest Water Company;
                                                   company, subsidiary of                                 Valero L.P.
                                                   Southern California Edison
                                                   Company)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. Freund          Trustee       2000        Founder and Managing Director,            2            None
 Age: 50                                           Skyline Ventures (health-care
                                                   focused venture capital firm);
                                                   former Managing Director -
                                                   Alternative Asset Management
                                                   Group, Chancellor Capital
                                                   Management
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Trustee       1995        Co-Founder, VentureThink LLC              6            None
 Age: 56                                           (developed and managed
                                                   e-commerce businesses) and
                                                   Versura Inc. (education loan
                                                   exchange); former Treasurer,
                                                   The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling        Trustee       1987        President, American Public                6            Irwin Financial
 Age: 61                                           Media Group                                            Corporation;
                                                                                                          St. Paul Companies
-----------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon        Trustee       1983        Managing Director, Partisan               3            Novoste Corporation
 Age: 69                                           Management Group, Inc.
                                                   (medical device focused
                                                   venture capital firm); former
                                                   Chairman of the Board, Novoste
                                                   Corporation; former President
                                                   and Director, Corvita
                                                   Corporation
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf       Trustee       1984        Private investor; corporate               6            Crompton Corporation;
 Age: 69                                           director; lecturer, Department                         First Energy Corporation;
                                                   of Molecular Biology,                                  National Life Holding Co.
                                                   Princeton University
-----------------------------------------------------------------------------------------------------------------------------------




                         The New Economy Fund - Page 8

 [This page is intentionally left blank for this filing.]

                         The New Economy Fund - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford      Chairman of        1999        Senior Vice President and                 2            None
 Age: 57              the Board                      Director, Capital Research and
                      and Trustee                    Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*; Director, Capital
                                                     Management Services, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour    President,         1991        Executive Vice President and              1            None
 Age: 43              and Trustee                    Director, Capital Research and
                                                     Management Company; Director,
                                                     The Capital Group Companies,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                    PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                        WITH AFFILIATED ENTITIES
     NAME AND AGE                FUND              OF THE FUND/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Claudia P.              Senior Vice President          1996          Senior Vice President, Capital Research and Management
 Huntington                                                           Company
 Age: 51
---------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Vice President              1984          Vice President - Fund Business Management Group, Capital
 Age: 47                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Alwyn W. Heong             Vice President              2000          Senior Vice President, Capital Research Company*
 Age: 43
---------------------------------------------------------------------------------------------------------------------------------
 Ulrich A. Volk             Vice President              1998          Vice President, Capital Research Company*
 Age: 42
---------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton                Secretary                1991          Vice President - Fund Business Management Group, Capital
 Age: 43                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett            Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 37                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson        Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 35                                                              Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                         The New Economy Fund - Page 10

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         The New Economy Fund - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Joseph C. Berenato             $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.       $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. Freund               Over $100,000/2/           Over $100,000/2/
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Norman R. Weldon              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 Timothy D. Armour             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gordon Crawford               Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Share ownership as of January 15, 2004.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION - No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $14,000 to Trustees who are not affiliated with the investment adviser, $1,000 for each Board of Trustees meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.


                         The New Economy Fund - Page 12

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2003


                                                                                                             TOTAL COMPENSATION
                                                                                                                 (INCLUDING
                                                                             AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                             (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                            DEFERRED COMPENSATION/1/)    FROM ALL FUNDS MANAGED BY
                                   NAME                                           FROM THE FUND             CAPITAL RESEARCH AND
-------------------------------------------------------------------------------------------------------          MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                       -----------------------------
 Joseph C. Berenato/3/                                                               $21,500                     $ 45,000
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                22,000                      104,610
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                             21,500                      242,035
------------------------------------------------------------------------------------------------------------------------------------
 John G. Freund/3/                                                                    19,500                       41,000
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                  21,500                      170,540
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling/3/                                                                  19,500                      124,000
------------------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon                                                                     19,500                       51,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                 20,000                      162,000
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees. Compensation for the fiscal year ended November 30, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlyinig investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Joseph C. Berenato ($74,993), H. Frederick Christie ($123,569), John G. Freund ($61,291), Leonade
  D. Jones ($135,020), William H. Kling ($143,230) and Patricia K. Woolf ($37,273). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of January 1, 2004, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES - The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                         The New Economy Fund - Page 13

The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES - The fund has an Audit Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie and Leonade
D. Jones, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Four Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Joseph C. Berenato, Richard G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Committee on Governance comprised of Joseph C. Berenato, Richard
G. Capen, Jr., H. Frederick Christie, John G. Freund, Leonade D. Jones, William
H. Kling, Norman R. Weldon and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the


                         The New Economy Fund - Page 14

Committee on Governance, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Committee on Governance meeting was held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on January 1, 2004:




                   NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                                      Class A    10.73%
 201 Progress Pkwy.
 Maryland Heights, MO  63043-3009
-------------------------------------------------------------------------------
 Tina H. Mosbey & Kenneth G. Mosbey TTEES                 Class R-1    10.08
 Mosbey Financial Defined Benefit
 2992 Morvale Dr.
 Lake Sherwood, CA  91361-5329
-------------------------------------------------------------------------------
 State Street Bank & Trust TTEE                           Class R-1     9.54
 Lopata Flegel & Co. LLP 401K
 801 Pennsylvania Ave.
 Kansas City, MO  64105-1307
-------------------------------------------------------------------------------
 Bisys Retirement Services FBO                            Class R-1    17.90
 Kabelin Hardware Co.
 P/S Plan & Trust
 700 17th St. Ste. 300
 Denver, CO  80202-3531
-------------------------------------------------------------------------------
 Bisys Retirement Services FBO                            Class R-1    12.67
 Westbrook Concrete Block Inc. 401K
 700 17th St. Ste. 300
 Denver, CO  80202-3531
-------------------------------------------------------------------------------
 Circle Trust Co. TTEE                                    Class R-1     7.72
 Harrison O. French Architect 401K
 Metro Center
 1 Station Pl.
 Stamford CT  06902-6800
-------------------------------------------------------------------------------
 CB&T Trustee For                                         Class R-3    17.50
 Veka Holdings Inc. & Subsidiaries
 Profit Sharing Plan & Trust
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E. Orchard Rd. #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 CB&T Trustee For                                         Class R-4    21.54
 EMS 401K Profit Sharing Plan
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E. Orchard Rd. #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 CB&T Trustee For                                         Class R-4    22.53
 Olsson Assoc. Inc. Cash or Def. PSP & Trust
 c/o Fascorp Inv/Mutual Fund Trading
 8515 E. Orchard Rd. #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 The Northern Trust TTEE                                  Class R-5     5.18
 UBS Painewebber Savings Inv. Pl.
 P.O. Box 92994
 Chicago, IL  60675-2994
-------------------------------------------------------------------------------
 CGTC Tr. Capital Group Master Retirement Pl.             Class R-5    69.83
 PX-2534-NAV
 c/o Capital Guardian Trust Company
 333 South Hope St. Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------
 CGTC Tr. For Capital Group 401(K) Plan                   Class R-5    10.32
 c/o Capital Guardian Trust Company
 333 South Hope St., Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------

..



                         The New Economy Fund - Page 15

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written


                         The New Economy Fund - Page 16
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


At its June 2003 meeting, the Committee discussed several additional topics with representatives from the investment adviser, including: the investment adviser's financial condition and the investment adviser's fiscal year financial results compared to a group of publicly held mutual fund managers; recent regulatory developments relating to rule 12b-1; soft dollar and other brokerage-related practices; and whether current market pressures on distribution costs would impact the business model of American Funds Distributors, Inc., the fund's principal underwriter.


The Committee also met with independent counsel in executive session, during which the members reviewed the material presented and the preceding discussions with the investment adviser. The Committee requested additional information relating to the evaluation and compensation of portfolio counselors and analysts; expense control incentives for the Principal Underwriter and Transfer Agent; and the role of the investment adviser in proxy voting and interactions with the management of portfolio companies in which the fund holds a substantial position.


Based on their review, the Committee and the Board concluded that the fund's advisory fees and other expenses are fair, both absolutely and in comparison with those of other comparable funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                         The New Economy Fund - Page 17

As compensation for its services, the investment adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.580%               $             0            $   500,000,000
------------------------------------------------------------------------------
         0.480                    500,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.440                  1,000,000,000              1,500,000,000
------------------------------------------------------------------------------
         0.410                  1,500,000,000              2,500,000,000
------------------------------------------------------------------------------
         0.390                  2,500,000,000              4,000,000,000
------------------------------------------------------------------------------
         0.380                  4,000,000,000              6,500,000,000
------------------------------------------------------------------------------
         0.370                  6,500,000,000             10,500,000,000
------------------------------------------------------------------------------
         0.365                 10,500,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.360                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.355                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.350                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.345                 27,000,000,000
------------------------------------------------------------------------------


If net assets fall below $3 billion, the Agreement provides for lower fees calculated at the annual rates of 0.60% on the first $300 million of the fund's net assets, 0.48% on assets over $300 million to $750 million, 0.45% on assets over $750 million to $1.25 billion, and 0.42% on assets over $1.25 billion.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be


                         The New Economy Fund - Page 18
reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended November 30, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $25,076,000, $28,526,000 and $37,809,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until November 30, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended November 30, 2003, the total fees paid by the investment adviser were $92,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  3,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      122,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       39,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       11,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       34,000
-----------------------------------------------------------------------------------------



                         The New Economy Fund - Page 19

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $1,490,000          $ 7,068,000
                                                 2002             1,882,000            9,188,000
                                                 2001             3,301,000           15,929,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares,


                         The New Economy Fund - Page 20
up to 1.00% of the average daily net assets attributable to Class R-2 shares;
(iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $13,838,000                 $2,993,000
------------------------------------------------------------------------------
       CLASS R-1                      6,000                      2,000
------------------------------------------------------------------------------
       CLASS R-2                     80,000                     33,000
------------------------------------------------------------------------------
       CLASS R-3                     46,000                     17,000
------------------------------------------------------------------------------
       CLASS R-4                     17,000                      6,000
------------------------------------------------------------------------------




                         The New Economy Fund - Page 21

OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.




                          TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable


                         The New Economy Fund - Page 22
     income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the


                         The New Economy Fund - Page 23
     shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                         The New Economy Fund - Page 24

                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days


                         The New Economy Fund - Page 25
after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                         The New Economy Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


                         The New Economy Fund - Page 27

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Class A Sales Charge Reductions."

In addition, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales


                         The New Economy Fund - Page 28
agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


                         The New Economy Fund - Page 29

For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.



                         The New Economy Fund - Page 30

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.



                         The New Economy Fund - Page 31

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above). No dealer commissions will be paid on rollovers to American Funds money market funds.


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules


                         The New Economy Fund - Page 32
about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal


                         The New Economy Fund - Page 33
restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Declaration of Trust permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Trustees, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


                         The New Economy Fund - Page 34

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.




Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $9,427,000, $11,604,000 and $11,309,000, respectively. In recent years, a decrease in trading volume has resulted in lower dealer concessions and broker commissions.


The fund is required to disclose information regarding investments in the securities of its "regular" investment dealers (or parent companies of its regular investment dealers) that derive more than 15% of their revenue from investment dealer, underwriter or investment adviser activities. A regular investment dealer is: (1) one of the 10 investment dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 investment dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the 10 investment dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of Deutsche Bank A.G. in the amount of $26,486,000 and J.P. Morgan Chase & Co. in the amount of $60,112,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA
 02110, as Custodian. If the fund holds non-U.S.


                         The New Economy Fund - Page 35
securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $9,984,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on November 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


                         The New Economy Fund - Page 36

PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.


                         The New Economy Fund - Page 37

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

  MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - NOVEMBER 30, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.11
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $19.21



                         The New Economy Fund - Page 38

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                         The New Economy Fund - Page 39

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                         The New Economy Fund - Page 40

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                         The New Economy Fund - Page 41

INVESTMENT PORTFOLIO  November 30, 2003

[begin pie chart]
                                                            PERCENT
                                                             OF NET
INDUSTRY DIVERSIFICATION (percent of net assets)             ASSETS

Semiconductors & semiconductor equipment                     11.72 %
Media                                                        10.32
Commercial banks                                              5.38
Insurance                                                     5.16
Internet & catalog retail                                     4.75
All other industries                                         55.97
Cash & equivalents                                            6.70
[end pie chart]



                                                            PERCENT
                                                             OF NET
LARGEST EQUITY HOLDINGS                                      ASSETS

InterActiveCorp                                               4.01 %
Time Warner                                                   3.96
American International Group                                  2.71
Applied Materials                                             2.42
Taiwan Semiconductor Manufacturing                            2.25
Carnival                                                      2.00
Yahoo!                                                        1.77
Target                                                        1.57
Wells Fargo                                                   1.55
Kohl's                                                        1.55



                                                                                                    SHARES OR       MARKET
                                                                                                    PRINCIPAL        VALUE
EQUITY SECURITIES (common and preferred stocks and convertible debentures)  -  93.30%                 AMOUNT         (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  11.72%
Applied Materials, Inc.  (1)                                                                        7,000,000  $  170,100
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                           84,867,042     158,037
Broadcom Corp., Class A  (1)                                                                        2,600,000      94,718
Texas Instruments Inc.                                                                              2,813,100      83,718
Altera Corp.  (1)                                                                                   1,800,000      45,594
Agere Systems Inc. 6.50% convertible notes 2009                                                 $  30,000,000      44,625
Maxim Integrated Products, Inc.                                                                       800,000      41,664
Microchip Technology Inc.                                                                           1,200,000      41,280
KLA-Tencor Corp.  (1)                                                                                 500,000      29,305
Linear Technology Corp.                                                                               600,000      25,884
Novellus Systems, Inc.  (1)                                                                           560,000      24,506
Xilinx, Inc.  (1)                                                                                     600,000      22,554
Rohm Co., Ltd. (Japan)                                                                                107,000      12,518
ASML Holding NV (Netherlands) (1)                                                                     650,000      12,276
Samsung Electronics Co., Ltd. (South Korea)                                                            20,000       7,737
Tokyo Electron Ltd. (Japan)                                                                           100,000       7,078
Nikon Corp. (Japan) (1)                                                                                83,000       1,036
Velio Communications, Inc., Series E, convertible preferred  (1)  (2) (3)                             219,780         758
Velio Communications, Inc., Series D, convertible preferred  (1)  (2) (3)                           1,258,242          88


MEDIA  -  10.32%
Time Warner Inc. (formerly AOL Time Warner Inc.) (1)                                               17,095,000     278,307
News Corp. Ltd., preferred (ADR) (Australia)                                                        1,480,000      41,973
News Corp. Ltd., preferred                                                                          5,204,820      36,693
Comcast Corp., Class A, special nonvoting stock  (1)                                                2,272,900      68,528
Liberty Media Corp., Class A  (1)                                                                   5,960,000      65,858
Fox Entertainment Group, Inc., Class A  (1)                                                         2,000,000      57,100
Interpublic Group of Companies, Inc.  (1)                                                           3,200,000      45,600
Reader's Digest Assn., Inc., Class A                                                                2,000,000      28,600
Gemstar-TV Guide International, Inc. (1)                                                            5,400,000      24,300
UnitedGlobalCom, Inc., Class A  (1)                                                                 2,450,000      17,689
VNU NV (Netherlands)                                                                                  551,200      17,168
UGC Europe, Inc.  (1)                                                                                 200,000      14,713
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                345,000      14,093
Viacom Inc., Class B, nonvoting                                                                       300,000      11,796
SET Satellite (Singapore) Pte. Ltd. (India) (1)  (2) (3)                                              775,461       2,117
SET India Ltd. (India) (1)  (2) (3)                                                                    31,400       1,096
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1)  (2) (3)                                        1,775,000           0


COMMERCIAL BANKS  -  5.38%
Wells Fargo & Co.                                                                                   1,900,000     108,927
Societe Generale (France)                                                                             881,000      70,527
City National Corp.                                                                                   799,800      50,595
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units (Japan)         2,076,000,000      33,581
ABN AMRO Holding NV (Netherlands)                                                                   1,333,238      29,335
Pusan Bank (South Korea)                                                                            5,160,000      28,333
HSBC Holdings PLC (United Kingdom)                                                                  1,044,990      15,844
HSBC Holdings PLC                                                                                     588,945       9,024
Svenska Handelsbanken Group, Class A (Sweden)                                                         815,000      15,059
Bank of the Philippine Islands (Philippines)                                                       13,860,000      10,719
Southwest Bancorporation of Texas, Inc.                                                               170,000       6,499


INSURANCE  -  5.16%
American International Group, Inc.                                                                  3,283,985     190,307
XL Capital Ltd., Class A                                                                              850,000      63,920
Manulife Financial Corp. (Canada)                                                                   1,800,000      57,222
PartnerRe Holdings Ltd. (polynational)                                                                540,000      30,089
21st Century Insurance Group                                                                        1,500,000      21,000


INTERNET & CATALOG RETAIL  -  4.75%
InterActiveCorp (formerly USA Interactive) (1)                                                      8,575,000     281,689
eBay Inc.  (1)                                                                                        930,000      51,940


WIRELESS TELECOMMUNICATION SERVICES  -  4.29%
AT&T Wireless Services, Inc.  (1)                                                                  11,650,000      87,375
Vodafone Group PLC (United Kingdom)                                                                21,400,000      49,167
China Unicom Ltd. (China)                                                                          46,226,900      44,939
KDDI Corp. (Japan)                                                                                      8,474      44,189
Maxis Communications Bhd. (Malaysia)                                                               16,916,100      31,829
Sprint Corp. - PCS Group, Series 1  (1)                                                             6,262,900      28,747
Western Wireless Corp., Class A  (1)                                                                  800,000      14,936


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.06%
Royal KPN NV (Netherlands) (1)                                                                     13,708,900     107,444
Telefonica, SA (Spain) (1)                                                                          3,987,154      51,605
Deutsche Telekom AG (Germany) (1)                                                                   2,650,500      43,993
AT&T Corp.                                                                                          1,347,600      26,723
CenturyTel, Inc.                                                                                      725,000      23,707
Portugal Telecom, SGPS, SA (Portugal)                                                               1,625,743      15,294
BCE Inc. (Canada)                                                                                     643,142      14,319
Telecom Italia SpA, nonvoting (Italy) (1)                                                           1,098,100       2,099
NTL Inc., Series A, warrants, expire 2011  (1)                                                         52,050         392


MULTILINE RETAIL  -  3.72%
Target Corp.                                                                                        2,850,000     110,352
Kohl's Corp.  (1)                                                                                   2,250,000     108,720
Dollar General Corp.                                                                                2,000,000      42,240


IT SERVICES  -  3.70%
Ceridian Corp.  (1)                                                                                 2,722,800      57,805
Paychex, Inc.                                                                                       1,425,000      54,820
First Data Corp.                                                                                    1,220,000      46,177
Concord EFS, Inc.  (1)                                                                              2,600,000      29,874
Electronic Data Systems Corp.                                                                         970,000      20,971
Sabre Holdings Corp., Class A                                                                         800,000      16,680
OBIC Co., Ltd. (Japan)                                                                                 60,000      12,384
Automatic Data Processing, Inc.                                                                       320,000      12,234
Teleca AB, Class B (Sweden)                                                                         1,736,734       8,948


COMMERCIAL SERVICES & SUPPLIES  -  3.56%
Allied Waste Industries, Inc.  (1)                                                                  6,200,000      77,190
Robert Half International Inc.  (1)                                                                 2,410,000      53,647
ServiceMaster Co.                                                                                   2,900,000      32,480
Arbitron Inc.  (1)                                                                                    670,520      28,631
ChoicePoint Inc.  (1)                                                                                 640,000      24,480
Monster Worldwide Inc.  (1)                                                                           900,000      21,654
Securitas AB, Class B (Sweden)                                                                        815,000       9,931
United Rentals, Inc.  (1)                                                                             130,000       2,408


HEALTH CARE PROVIDERS & SERVICES  -  3.55%
Express Scripts, Inc.  (1)                                                                          1,560,000     100,979
Service Corp. International  (1)                                                                    9,500,000      47,025
HCA Inc.                                                                                            1,050,000      44,005
Aetna Inc.                                                                                            525,000      33,799
Caremark Rx, Inc.  (1)                                                                                900,000      24,030


COMMUNICATIONS EQUIPMENT  -  3.54%
Cisco Systems, Inc.  (1)                                                                            4,629,200     104,898
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                              $  55,000,000      59,538
CIENA Corp.  (1)                                                                                    6,000,000      42,480
Corning Inc.  (1)                                                                                   2,100,000      24,066
QUALCOMM Inc.                                                                                         405,000      18,043


SPECIALTY RETAIL  -  3.29%
Lowe's Companies, Inc.                                                                              1,600,000      93,280
Gap, Inc.                                                                                           3,200,000      68,800
Office Depot, Inc.  (1)                                                                             2,100,000      33,285
Dixons Group PLC (United Kingdom)                                                                   8,500,200      19,968
FAST RETAILING CO., LTD. (Japan)                                                                      265,700      15,675


INTERNET SOFTWARE & SERVICES  -  3.00%
Yahoo! Inc.  (1)                                                                                    2,900,000     124,642
Yahoo Japan Corp. (Japan) (1)                                                                           4,665      61,348
DoubleClick Inc.  (1)                                                                               1,650,000      15,758
Homestore, Inc.  (1)                                                                                2,200,000       7,722
ProAct Technologies Corp., Series C, convertible preferred  (1)  (2) (3)                            3,500,000       1,435


SOFTWARE  -  2.69%
Microsoft Corp.                                                                                     2,650,000      68,105
Novell, Inc.  (1)                                                                                   7,000,000      66,500
SAP AG (Germany)                                                                                      300,000      46,090
Oracle Corp.  (1)                                                                                     720,000       8,647
MMC AS (Norway) (1)  (2) (3)                                                                        2,500,000           4


HOTELS, RESTAURANTS & LEISURE  -  2.49%
Carnival Corp., units                                                                               4,000,000     140,760
KangwonLand Inc. (South Korea)                                                                      1,860,000      21,354
Rank Group PLC (United Kingdom)                                                                     2,500,000      12,477
Hilton Group PLC (United Kingdom)                                                                      73,800         269


FOOD & STAPLES RETAILING  -  1.96%
Walgreen Co.                                                                                        1,350,000      49,694
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                    13,400,000      38,274
Wal-Mart de Mexico, SA de CV, Series C                                                                130,666         350
Costco Wholesale Corp.  (1)                                                                         1,000,000      35,820
Koninklijke Ahold NV (Netherlands)                                                                  1,690,000      12,192
Koninklijke Ahold NV, rights, expire 2003                                                           1,690,000       1,580


CAPITAL MARKETS  -  1.81%
J.P. Morgan Chase & Co.                                                                             1,700,000      60,112
Deutsche Bank AG (Germany)                                                                            380,000      26,486
Bank of New York Co., Inc.                                                                            750,000      23,010
Investment Technology Group, Inc.  (1)                                                              1,000,000      17,700


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.56%
Sanmina-SCI Corp.  (1)                                                                              3,210,000      39,130
Symbol Technologies, Inc.                                                                           2,500,000      34,875
Micronic Laser Systems AB (Sweden) (1)                                                              1,555,000      15,447
Jabil Circuit, Inc.  (1)                                                                              537,000      14,773
Flextronics International Ltd. (Singapore) (1)                                                        348,500       5,586


COMPUTERS & PERIPHERALS  -  1.45%
EMC Corp.  (1)                                                                                      2,500,000      34,350
International Business Machines Corp.                                                                 265,000      23,993
Quanta Computer Inc. (Taiwan)                                                                       5,366,820      12,669
Quanta Computer Inc. (GDR) (1)  (2)                                                                   929,000      10,869
Anoto Group AB (Sweden) (1)                                                                         4,934,193      10,849
Fujitsu Ltd. (Japan) (1)                                                                            1,700,000       9,362
Novatel Wireless, Inc., Series C, warrants, expire 2004  (1)  (2) (3)                                 119,904          15


THRIFTS & MORTGAGE FINANCE  -  1.42%
Freddie Mac                                                                                         1,830,000      99,589


AIRLINES  -  1.38%
Southwest Airlines Co.                                                                              4,180,000      75,156
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                              250,000      11,710
Qantas Airways Ltd. (Australia)                                                                     4,043,800       9,747


CONSUMER FINANCE  -  1.02%
Capital One Financial Corp.                                                                         1,201,200      71,736


CHEMICALS  -  0.77%
Nitto Denko Corp. (Japan)                                                                           1,077,000      54,391


ENERGY EQUIPMENT & SERVICES  -  0.62%
Schlumberger Ltd.                                                                                     925,000      43,401


MULTI-UTILITIES & UNREGULATED POWER  -  0.53%
El Paso Corp.                                                                                       3,840,900      27,270
Williams Companies, Inc.                                                                            1,057,000       9,915


OTHER  -  0.89%
ING Groep NV (Netherlands)                                                                            848,965      18,181
Fisher Scientific International Inc.  (1)                                                             425,000      17,115
Scottish Power PLC (United Kingdom)                                                                 1,500,000       9,280
Yamato Transport Co., Ltd. (Japan)                                                                    780,000       9,189
LG Electronics Inc. (South Korea)                                                                     170,000       8,415
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                     224,000         459


MISCELLANEOUS  -  4.67%
Other equity securities in initial period of acquisition                                                          328,063


TOTAL EQUITY SECURITIES (cost: $6,206,228,000)                                                                  6,557,836



                                                                                                    PRINCIPAL       MARKET
                                                                                                     AMOUNT          VALUE
SHORT-TERM SECURITIES  -  6.80%                                                                       (000)          (000)

CORPORATE SHORT-TERM NOTES  -  5.86%
CAFCO, LLC 1.05%-1.09% due 12/1/2003-1/23/2004 (2)                                                $    37,200   $  37,169
Ciesco LP due 1.03%-1.08% 12/18/2003-1/6/2004                                                          14,800      14,790
Receivables Capital Corp. 1.04%-1.09% due 12/11/2003-1/7/2004 (2)                                      39,000      38,976
Triple-A One Funding Corp. 1.05% due 12/5/2003 (2)                                                     37,500      37,494
Wal-Mart Stores Inc. 1.00% due 12/9/2003 (2)                                                           36,500      36,491
Edison Asset Securitization LLC 1.08% due 1/8-1/9/2004 (2)                                             30,000      29,964
Coca-Cola Co. 1.00%-1.03% due 12/22/2003-1/5/2004                                                      28,400      28,374
FCAR Owner Trust I 1.06% due 12/10/2003                                                                25,000      24,993
New Center Asset Trust 1.06% due 12/16/2003                                                            25,000      24,988
E.I. DuPont de Nemours & Co. 1.03% due 12/30/2003                                                      25,000      24,978
Pfizer Inc 1.03% due 1/12-1/16/2004 (2)                                                                25,000      24,968
Netjets Inc. 1.06% due 2/2/2004 (2)                                                                    23,100      23,054
Wells Fargo & Co. 1.04% due 12/5/2003                                                                  22,800      22,797
Procter & Gamble Co. 1.00% due 12/3/2003 (2)                                                           16,000      15,999
Merck & Co. Inc. 1.02% due 1/15/2004                                                                   15,000      14,979
Target Corp. 1.00% due 12/9/2003                                                                       12,000      11,997


FEDERAL AGENCY DISCOUNT NOTES  -  0.56%
Federal Farm Credit Banks 1.00% due 12/8/2003                                                          29,200      29,193
Student Loan Marketing Assn. 0.97% due 12/1/2003                                                       10,000      10,000


U.S. TREASURIES  -  0.38%
U.S. Treasury Bills 0.915%-0.925% due 2/19/2004                                                        26,500      26,448




TOTAL SHORT-TERM SECURITIES (cost: $477,654,000)                                                                  477,652


TOTAL INVESTMENT SECURITIES (cost: $6,683,882,000)                                                              7,035,488

New Taiwanese Dollar (cost: $2,374,000)                                                             NT$79,482       2,331

OTHER ASSETS LESS LIABILITIES                                                                                      (8,794)

NET ASSETS                                                                                                     $7,029,025


(1)  Security did not produce income during the last 12 months.

(2)  Purchased  in a private  placement  transaction;  resale  may be limited to
     qualified   institutional   buyers;   resale  to  the  public  may  require
     registration.

(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The  descriptions of the companies  shown in the portfolio,  which were obtained
from  published  reports  and  other  sources  believed  to  be  reliable,   are
supplemental and are not covered by the Independent Auditors' Report.

See Notes to Financial Statements




EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MAY 31, 2003

ASML Holding                               KangwonLand
Broadcom                                   LG Electronics
Caremark Rx                                Nikon
ChoicePoint                                Pusan Bank
City National                              QUALCOMM
Corning                                    Rank Group
Costco Wholesale                           Reader's Digest Assn.
Deutsche Bank                              Societe Generale
First Data                                 Southwest Bancorporation of Texas
Fujitsu                                    Symbol Technologies
Gemstar-TV Guide International             Telecom Italia
HCA                                        UGC Europe
Hilton Group                               VNU
Hong Kong Exchanges and Clearing           Yamato Transport


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MAY 31, 2003

Adelphia Communications                    Hon Hai Precision Industry
Allianz                                    KirchPayTV
Allstate                                   Manila Electric
Apollo Group                               Mercury General
Barnes & Noble                             mm02
Berkshire Hathaway                         Nippon Television Network
Bouygues                                   NTT DoCoMo
Cardinal Health                            Providian Financial
Clear Channel Communications               Swisscom
Dialog Semiconductor                       Telewest Communications
Electrocomponents                          Titan
First American



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2003

                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $6,683,882)                  $7,035,488
 Cash denominated in non-U.S. currencies (cost: $2,374)                   2,331
 Cash                                                                       643
 Receivables for:
  Sales of investments                                   $10,574
  Sales of fund's shares                                   7,236
  Dividends and interest                                   5,022         22,832
                                                                      7,061,294
LIABILITIES:
 Payables for:
  Purchases of investments                                21,057
  Repurchases of fund's shares                             3,962
  Investment advisory services                             2,352
  Services provided by affiliates                          4,147
  Deferred Trustees' compensation                            568
  Other fees and expenses                                    183         32,269
NET ASSETS AT NOVEMBER 30, 2003                                      $7,029,025

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $8,032,751
 Undistributed net investment income                                      2,591
 Accumulated net realized loss                                       (1,357,953)
 Net unrealized appreciation                                            351,636
NET ASSETS AT NOVEMBER 30, 2003                                      $7,029,025



Shares of beneficial interest issued and outstanding - unlimited shares authorized

                           NET          SHARES             NET ASSET
                         ASSETS       OUTSTANDING       VALUE PER SHARE (1)

Class A               $6,671,413         368,307             $18.11
Class B                  143,937           8,190              17.57
Class C                   50,577           2,886              17.52
Class F                   39,905           2,208              18.07
Class 529-A               20,182           1,114              18.11
Class 529-B                3,865             217              17.82
Class 529-C                5,353             300              17.83
Class 529-E                1,076              60              18.01
Class 529-F                  228              13              18.09
Class R-1                    809              45              17.92
Class R-2                 20,893           1,166              17.92
Class R-3                 16,892             937              18.03
Class R-4                 10,229             565              18.12
Class R-5                 43,666           2,398              18.21



(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.21 for each.


See Notes to Financial Statements


STATEMENT OF OPERATIONS  for the year ended November 30, 2003


INVESTMENT INCOME:
 Income:                                                 (dollars in thousands)
  Dividends (net of non-U.S. withholding
            tax of $2,766)                                $49,659
  Interest                                                  9,023       $58,682

 Fees and expenses:
  Investment advisory services                             25,076
  Distribution services                                    15,575
  Transfer agent services                                  10,216
  Administrative services                                     386
  Reports to shareholders                                     396
  Registration statement and prospectus                       272
  Postage, stationery and supplies                          1,209
  Trustees' compensation                                      290
  Auditing and legal                                          109
  Custodian                                                   825
  State and local taxes                                        99
  Other                                                        77
  Total expenses before reimbursement                      54,530
   Reimbursement of expenses                                   92        54,438
 Net investment income                                                    4,244

NET REALIZED LOSS AND UNREALIZED APPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:

 Net realized loss on:
  Investments                                            (366,873)
  Non-U.S. currency transactions                           (1,257)     (368,130)
 Net unrealized appreciation (depreciation) on:
  Investments                                           1,565,200
  Non-U.S. currency translations                               (3)    1,565,197
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                              1,197,067
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                     $1,201,311


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                        Year ended November 30
                                                                                       2003                 2002
OPERATIONS:
 Net investment income (loss)                                                         $4,244              ($1,343)
 Net realized loss on investments and non-U.S. currency transactions                (368,130)            (735,557)
 Net unrealized appreciation (depreciation) on investments and
   non-U.S. currency translations                                                  1,565,197             (669,615)
  Net increase (decrease) in net assets resulting from operations                  1,201,311           (1,406,515)

CAPITAL SHARE TRANSACTIONS                                                          (251,032)            (733,760)

Total increase (decrease) in net assets                                              950,279           (2,140,275)

NET ASSETS:
 Beginning of year                                                                 6,078,746            8,219,021
 End of year (including undistributed (accumulated)
 net investment income (loss): $2,591 and $(396), respectively)                   $7,029,025           $6,078,746


See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------------
                              INITIAL             CONTINGENT DEFERRED SALES
 SHARE CLASS                SALES CHARGE            CHARGE UPON REDEMPTION       CONVERSION FEATURE
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes A and 529-A        Up to 5.75%         None (except 1% for certain      None
                                                redemptions within one year
                                                of purchase without an initial
                                                sales charge)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes B and 529-B        None                Declines from 5% to zero         Classes B and 529-B convert
                                                for redemptions within six       convert to classes A and 529-A,
                                                six years of purchase            respectively, after eight years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class C                    None                1% for redemptions within        Class C converts to Class F
                                                one year of purchase             after 10 years
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class 529-C                None                1% for redemptions within        None
                                                one year of purchase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Class 529-E                None                None                             None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Classes F and 529-F        None                None                             None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,      None                None                             None
      R-4 and R-5
------------------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.   NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended November 30, 2003, there were no non-U.S. taxes paid on realized gains. As of November 30, 2003, there were no non-U.S. taxes provided on unrealized gains.

3.   FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of November 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $6,686,972,000.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)

Undistributed net investment income and currency gains             $    3,226
Loss deferrals related to non-U.S. currency that were
  realized during the period November 1, 2003 through
  November 30, 2003                                                       (66)
Short-term and long-term capital loss deferrals                    (1,357,237)
Gross unrealized appreciation on investment securities              1,312,762
Gross unrealized depreciation on investment securities               (961,915)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $187,487,000, $769,921,000 and $399,829,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the year ended November 30, 2003, the investment advisory services fee was $25,076,000, which was equivalent to an annualized rate of 0.417% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     ---------------------------------------------------------------------------
     SHARE CLASS                      CURRENTLY APPROVED LIMITS    PLAN LIMITS
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class A                                   0.25%                 0.25%
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class 529-A                                0.25                  0.50
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes B and 529-B                        1.00                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes C, 529-C and R-1                   1.00                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class R-2                                  0.75                  1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes 529-E and R-3                      0.50                  0.75
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes F, 529-F and R-4                   0.25                  0.50
     ----------------------------------------------------------- ---------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of November 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the year ended November 30, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
                                                                            ADMINISTRATIVE SERVICES

                                                           ------------------------------------------------------------
                                                                                                     COMMONWEALTH OF
                                                                 CRMC                                    VIRGINIA
                          DISTRIBUTION     TRANSFER AGENT   ADMINISTRATIVE     TRANSFER AGENT         ADMINISTRATIVE
           SHARE CLASS      SERVICES          SERVICES         SERVICES          SERVICES               SERVICES
         --------------------------------------------------------------------------------------------------------------
             Class A         $13,838          $9,984         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           1,131             232         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C             327         Included             $49                 $23            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F             60          Included              36                  14            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A           12          Included              19                   4                  $12
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B           23          Included               3                   2                    2
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C           32          Included               5                   3                    3
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E            3          Included               1                   -*                   1
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F            -*         Included               -*                  -*                   -*
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1             6          Included               1                   2            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2            80          Included              16                 106            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3            46          Included              14                  25            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4            17          Included              10                   1            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5      Not applicable    Included              33                   1            Not applicable
                                                in
                                           administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $15,575          $10,216            $187                $181                  $18
         ----------------==============================================================================================
         * Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $165,000 in current fees (either paid in cash or deferred) and a net increase of $125,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

[begin table]
                                                               REINVESTMENTS
                                                                OF DIVIDENDS
                                            SALES(1)         AND DISTRIBUTIONS
Share Class                            Amount   Shares       Amount     Shares

YEAR ENDED NOVEMBER 30, 2003
Class A                                $654,297  42,661        -           -
Class B                                  32,595   2,140        -           -
Class C                                  33,567   2,203        -           -
Class F                                  36,523   2,317        -           -
Class 529-A                               9,660     612        -           -
Class 529-B                               2,084     135        -           -
Class 529-C                               2,758     178        -           -
Class 529-E                                 701      46        -           -
Class 529-F                                 189      13        -           -
Class R-1                                   794      53        -           -
Class R-2                                18,627   1,229        -           -
Class R-3                                17,193   1,117        -           -
Class R-4                                 6,554     436        -           -
Class R-5                                 8,958     554        -           -
Total net increase
   (decrease)                          $824,500  53,694        -           -

YEAR ENDED NOVEMBER 30, 2002(2)
Class A                                $723,620  44,969        -           -
Class B                                  33,543   2,111        -           -
Class C                                  33,572   2,225        -           -
Class F                                  17,842   1,164        -           -
Class 529-A                               8,708     549        -           -
Class 529-B                               1,388      88        -           -
Class 529-C                               2,115     133        -           -
Class 529-E                                 216      14        -           -
Class 529-F                                   5       1        -           -
Class R-1                                   153      11        -           -
Class R-2                                 3,475     265        -           -
Class R-3                                 2,134     161        -           -
Class R-4                                 4,415     351        -           -
Class R-5                                37,934   2,234        -           -
Total net increase
   (decrease)                          $869,120  54,276        -           -


                                    REPURCHASES(1)       NET (DECREASE) INCREASE
Share class                       Amount      Shares        Amount      Shares

YEAR ENDED NOVEMBER 30, 2003
Class A                      $ (1,011,106)  (68,130)      $ (356,809)   (25,469)
Class B                           (15,910)   (1,088)          16,685      1,052
Class C                           (15,920)   (1,101)          17,647      1,102
Class F                           (17,928)   (1,135)          18,595      1,182
Class 529-A                          (507)      (34)           9,153        578
Class 529-B                           (73)       (4)           2,011        131
Class 529-C                          (101)       (7)           2,657        171
Class 529-E                            (2)       -*              699         46
Class 529-F                            (8)       (1)             181         12
Class R-1                            (320)      (19)             474         34
Class R-2                          (4,155)     (280)          14,472        949
Class R-3                          (4,564)     (293)          12,629        824
Class R-4                          (1,677)     (109)           4,877        327
Class R-5                          (3,261)     (213)           5,697        341
Total net increase
   (decrease)                $ (1,075,532)  (72,414)      $ (251,032)   (18,720)

YEAR ENDED NOVEMBER 30, 2002(2)
Class A                      $ (1,552,847) (100,270)      $ (829,227)   (55,301)
Class B                           (17,829)   (1,199)          15,714        912
Class C                           (18,595)   (1,299)          14,977        926
Class F                            (8,114)     (522)           9,728        642
Class 529-A                          (184)      (13)           8,524        536
Class 529-B                           (33)       (2)           1,355         86
Class 529-C                           (61)       (4)           2,054        129
Class 529-E                             -*        -*             216         14
Class 529-F                             -         -                5          1
Class R-1                               -*        -*             153         11
Class R-2                            (602)      (48)           2,873        217
Class R-3                            (641)      (48)           1,493        113
Class R-4                          (1,330)     (113)           3,085        238
Class R-5                          (2,644)     (177)          35,290      2,057
Total net increase
   (decrease)                $ (1,602,880) (103,695)      $ (733,760)   (49,419)

[end table]

* Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6.   RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of November 30, 2003, the total value of restricted securities was $260,497,000, which represented 3.71% of the net assets of the fund.

7.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,079,004,000 and $2,285,003,000, respectively, during the year ended November 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended November 30, 2003, the custodian fee of $825,000 included $4,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)
                                                                 Income (loss) from investment operations(2)
                                                                                                Net
                                                     Net asset                              gains(losses)
                                                      value,               Net              on securities    Total from
                                                     beginning          investment          (both realized   investment
                                                     of period        income (loss)         and unrealized)  operations
CLASS A:
  Year ended 11/30/2003                              $14.94                $.01                $3.16          $3.17
  Year ended 11/30/2002                               18.01               - (3)               (3.07)         (3.07)
  Year ended 11/30/2001                               24.69                .01                (3.76)         (3.75)
  Year ended 11/30/2000                               29.90                .12                (2.01)         (1.89)
  Year ended 11/30/1999                               23.65                .10                 8.83           8.93
CLASS B:
  Year ended 11/30/2003                               14.61               (.11)                3.07           2.96
  Year ended 11/30/2002                               17.75               (.12)               (3.02)         (3.14)
  Year ended 11/30/2001                               24.56               (.16)               (3.72)         (3.88)
  Period from 3/15/2000 to 11/30/2000                 31.27               (.06)               (6.65)         (6.71)
CLASS C:
  Year ended 11/30/2003                               14.57               (.11)                3.06           2.95
  Year ended 11/30/2002                               17.70               (.12)               (3.01)         (3.13)
  Period from 3/15/2001 to 11/30/2001                 19.75               (.16)               (1.89)         (2.05)
CLASS F:
  Year ended 11/30/2003                               14.91                .01                 3.15           3.16
  Year ended 11/30/2002                               17.98               - (3)               (3.07)         (3.07)
  Period from 3/15/2001 to 11/30/2001                 19.92               (.04)               (1.90)         (1.94)
CLASS 529-A:
  Year ended 11/30/2003                               14.93                .02                 3.16           3.18
  Period from 2/15/2002 to 11/30/2002                 17.14               - (3)               (2.21)         (2.21)
CLASS 529-B:
  Year ended 11/30/2003                               14.83               (.13)                3.12           2.99
  Period from 2/19/2002 to 11/30/2002                 16.76               (.09)               (1.84)         (1.93)
CLASS 529-C:
  Year ended 11/30/2003                               14.84               (.13)                3.12           2.99
  Period from 2/21/2002 to 11/30/2002                 16.55               (.09)               (1.62)         (1.71)
CLASS 529-E:
  Year ended 11/30/2003                               14.91               (.05)                3.15           3.10
  Period from 3/15/2002 to 11/30/2002                 18.26               (.02)               (3.33)         (3.35)
CLASS 529-F:
  Year ended 11/30/2003                               14.94               (.01)                3.16           3.15
  Period from 10/11/2002 to 11/30/2002                12.30               - (3)                2.64           2.64
CLASS R-1:
  Year ended 11/30/2003                               14.90               (.11)                3.13           3.02
  Period from 6/21/2002 to 11/30/2002                 15.45               (.04)                (.51)          (.55)
CLASS R-2:
  Year ended 11/30/2003                               14.88               (.11)                3.15           3.04
  Period from 5/31/2002 to 11/30/2002                 17.02               (.05)               (2.09)         (2.14)
CLASS R-3:
  Year ended 11/30/2003                               14.92               (.05)                3.16           3.11
  Period from 6/25/2002 to 11/30/2002                 15.26               (.02)                (.32)          (.34)
CLASS R-4:
  Year ended 11/30/2003                               14.94                .01                 3.17           3.18
  Period from 7/25/2002 to 11/30/2002                 12.85               (.01)                2.10           2.09
CLASS R-5:
  Year ended 11/30/2003                               14.97                .06                 3.18           3.24
  Period from 5/15/2002 to 11/30/2002                 17.58                .03                (2.64)         (2.61)



                                                  Dividends and distributions
                                           Dividends
                                          (from net     Distributions      Total          Net asset
                                          investment    (from capital   dividends and     value,end      Total
                                            income)        gains)       distributions     of period      return(4)

CLASS A:
  Year ended 11/30/2003                        $-           $-          $      -            $18.11          21.22%
  Year ended 11/30/2002                        -             -                 -             14.94         (17.05)
  Year ended 11/30/2001                        -          (2.93)           (2.93)            18.01         (17.67)
  Year ended 11/30/2000                      (.14)        (3.18)           (3.32)            24.69          (7.43)
  Year ended 11/30/1999                      (.14)        (2.54)           (2.68)            29.90          41.71
CLASS B:
  Year ended 11/30/2003                        -             -                 -             17.57          20.26
  Year ended 11/30/2002                        -             -                 -             14.61         (17.69)
  Year ended 11/30/2001                        -          (2.93)           (2.93)            17.75         (18.36)
  Period from 3/15/2000 to 11/30/2000          -             -                 -             24.56         (21.46)
CLASS C:
  Year ended 11/30/2003                        -             -                 -             17.52          20.25
  Year ended 11/30/2002                        -             -                 -             14.57         (17.68)
  Period from 3/15/2001 to 11/30/2001          -             -                 -             17.70         (10.38)
CLASS F:
  Year ended 11/30/2003                        -             -                 -             18.07          21.19
  Year ended 11/30/2002                        -             -                 -             14.91         (17.08)
  Period from 3/15/2001 to 11/30/2001          -             -                 -             17.98          (9.74)
CLASS 529-A:
  Year ended 11/30/2003                        -             -                 -             18.11          21.30
  Period from 2/15/2002 to 11/30/2002          -             -                 -             14.93         (12.89)
CLASS 529-B:
  Year ended 11/30/2003                        -             -                 -             17.82          20.16
  Period from 2/19/2002 to 11/30/2002          -             -                 -             14.83         (11.52)
CLASS 529-C:
  Year ended 11/30/2003                        -             -                 -             17.83          20.15
  Period from 2/21/2002 to 11/30/2002          -             -                 -             14.84         (10.33)
CLASS 529-E:
  Year ended 11/30/2003                        -             -                 -             18.01          20.79
  Period from 3/15/2002 to 11/30/2002          -             -                 -             14.91         (18.35)
CLASS 529-F:
  Year ended 11/30/2003                        -             -                 -             18.09          21.08
  Period from 10/11/2002 to 11/30/2002         -             -                 -             14.94          21.46
CLASS R-1:
  Year ended 11/30/2003                        -             -                 -             17.92          20.27
  Period from 6/21/2002 to 11/30/2002          -             -                 -             14.90          (3.56)
CLASS R-2:
  Year ended 11/30/2003                        -             -                 -             17.92          20.43
  Period from 5/31/2002 to 11/30/2002          -             -                 -             14.88         (12.57)
CLASS R-3:
  Year ended 11/30/2003                        -             -                 -             18.03          20.84
  Period from 6/25/2002 to 11/30/2002          -             -                 -             14.92          (2.23)
CLASS R-4:
  Year ended 11/30/2003                        -             -                 -             18.12          21.28
  Period from 7/25/2002 to 11/30/2002          -             -                 -             14.94          16.26
CLASS R-5:
  Year ended 11/30/2003                        -             -                 -             18.21          21.64
  Period from 5/15/2002 to 11/30/2002          -             -                 -             14.97         (14.85)


                                                                 Ratio of           Ratio of
                                         Net assets,             expenses           net income (loss)
                                        end of period           to average          to average
                                        (in millions)           net assets          net assets

CLASS A:
  Year ended 11/30/2003                   $6,671                     .89%                .09%
  Year ended 11/30/2002                    5,883                     .89                (.01)
  Year ended 11/30/2001                    8,086                     .82                 .02
  Year ended 11/30/2000                   10,418                     .81                 .42
  Year ended 11/30/1999                    9,522                     .78                 .42
CLASS B:
  Year ended 11/30/2003                      144                    1.68                (.70)
  Year ended 11/30/2002                      104                    1.69                (.79)
  Year ended 11/30/2001                      111                    1.63                (.81)
  Period from 3/15/2000 to 11/30/2000         85                    1.58  (6)           (.29)  (6)
CLASS C:
  Year ended 11/30/2003                       51                    1.69                (.73)
  Year ended 11/30/2002                       26                    1.70                (.77)
  Period from 3/15/2001 to 11/30/2001         15                    1.86  (6)          (1.19)  (6)
CLASS F:
  Year ended 11/30/2003                       40                     .91                 .04
  Year ended 11/30/2002                       15                     .95                (.02)
  Period from 3/15/2001 to 11/30/2001         7                     1.00  (6)           (.34)  (6)
CLASS 529-A:
  Year ended 11/30/2003                       20                     .85                 .11
  Period from 2/15/2002 to 11/30/2002         8                     1.00  (6)            .02   (6)
CLASS 529-B:
  Year ended 11/30/2003                       4                     1.81                (.86)
  Period from 2/19/2002 to 11/30/2002         1                     1.84  (6)           (.82)  (6)
CLASS 529-C:
  Year ended 11/30/2003                       5                     1.80                (.84)
  Period from 2/21/2002 to 11/30/2002         2                     1.80  (6)           (.78)  (6)
CLASS 529-E:
  Year ended 11/30/2003                       1                     1.25                (.30)
  Period from 3/15/2002 to 11/30/2002         -  (5)                1.25  (6)           (.23)  (6)
CLASS 529-F:
  Year ended 11/30/2003                       -  (5)                1.00                (.04)
  Period from 10/11/2002 to 11/30/2002        -  (5)                .14                 (.03)
CLASS R-1:
  Year ended 11/30/2003                       1                    1.66   (7)           (.69)
  Period from 6/21/2002 to 11/30/2002         -  (5)                .73   (7)           (.28)
CLASS R-2:
  Year ended 11/30/2003                       21                   1.62   (7)           (.68)
  Period from 5/31/2002 to 11/30/2002         3                    1.63   (6) (7)       (.78)  (6)
CLASS R-3:
  Year ended 11/30/2003                       17                   1.24   (7)           (.29)
  Period from 6/25/2002 to 11/30/2002         2                     .54   (7)           (.12)
CLASS R-4:
  Year ended 11/30/2003                       10                    .88   (7)            .09
  Period from 7/25/2002 to 11/30/2002         4                     .31   (7)           (.03)
CLASS R-5:
  Year ended 11/30/2003                       44                    .56                  .41
  Period from 5/15/2002 to 11/30/2002         31                    .56   (6)            .44   (6)



                                            Year ended November 30
                                   2003     2002     2001     2000     1999


Portfolio turnover rate for all
classes of shares                  38%       37%      41%      54%      48%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3)  Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.96%, 2.35% and 1.37% for classes R-1, R-2 and R-3, respectively, during the year ended November 30, 2003, and 1.43%, 2.00%, .61% and .33% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended November 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the year ended November 30, 2003.



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of The New Economy Fund:

We have audited the accompanying statement of assets and liabilities of The New Economy Fund (the "Fund"), including the investment portfolio, as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The New Economy Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Los Angeles, California
January 8, 2004





TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. No distributions were made by the fund during the last fiscal year.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.